As filed with the Securities and Exchange Commission on April 25, 2001


                                             Registration Nos. 811-4303; 2-97765
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                  ------------


                         POST-EFFECTIVE AMENDMENT NO. 24


                                       to

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT B
                              (Exact name of trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
          (Complete address of depositor's principal executive offices)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.

                 The Guardian Insurance & Annuity Company, Inc.
                              7 Hanover Square
                            New York, New York 10004

                (Name and complete address of agent for service)

                                    Copy to:

                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

      It is proposed that this filing will become effective (check appropriate box):

             |_|    immediately upon filing pursuant to paragraph (b), or


             |X|    on May 1, 2001 pursuant to paragraph (b)


             |_|    60 days after filing pursuant to paragraph (a)(i), or
             |_|    on (date) pursuant to paragraph (a)(i) of Rule 485

      If appropriate, check the following box:

             |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  ------------


      The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 2001.



================================================================================

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

        N-8B-2 Item                            Heading in Prospectus
        -----------                            ---------------------

1,2,51(a)....................   Cover Page

3............................   Who issues your Value Plus policy?; The Separate
                                 Account

4............................   Distribution agreement and other
                                 selling arrangements

5............................   Who issues your Value Plus Policy?

6(a).........................   The Separate Account

6(b),7.......................   Not Applicable

8............................   Financial statements

9,10(a),(b)..................   Not Applicable

10(c)........................   Can you cancel your policy once you've bought
                                 it?; Your right to cancel your policy
                                 ("free-look" period); What are the values under your policy?; Premium allocation and policy values

10(d)........................   Can you exchange your policy for fixed life
                                 insurance? Exchanging your policy for fixed life insurance; What are your investment options?; Premium allocation and policy values

10(e)........................   Not Applicable

10(f)........................   Voting rights

10(g),(h)....................   Substitution of investments

10(i),44(a),51(g)............   How is your single premium calculated?; What are
                                 the values under your policy?; The premium;
                                 Underwriting; What is a single premium variable life insurance policy and how does it work?; Death benefit; Variable insurance amount; Premium information, premium allocation and policy values; Other important policy provisions

11...........................   What are your investment options?

12...........................   The Funds; The Trust

13(a),(b),(c),51(g)..........   What charges do you have to pay?; Charges under
                                 the policy

13(d),(g)....................   Not Applicable

(e),(f)......................   Charges under the policy

14...........................   Who can buy a Value Plus policy?; Underwriting

15...........................   What are your investment options?; Premium
                                 information, premium allocation and policy values

16...........................   What are your investment options?; Premium
                                 information, premium allocation and policy values

17...........................   Death benefit; Payment options

18...........................   Who issues your Value Plus Policy?

19...........................   Communications from GIAC

20...........................   Not Applicable

        N-8B-2 Item                            Heading in Prospectus
        -----------                            ---------------------

21(a,(b))....................   Do you have access to the money you've invested
                                 in your policy?; Policy loans

21(c),22,23..................   Not Applicable

24...........................   Other important policy provisions

25,27,29,48..................   Who issues your Value Plus policy?

26...........................   Not Applicable

28...........................   GIAC's management

30,31,32,33,34,35,36,37......   Not Applicable

38,39,41(a)..................   Distribution agreement and other selling
                                 arrangements

40...........................   The Funds; The Trust

41(b),(c),42,43..............   Not Applicable

44(b)........................   Not Applicable

44(c)........................   Premium information, premium allocation and
                                 policy values

45...........................   Not Applicable

46(a),47.....................   The Funds; The Trust

46(b)........................   Not Applicable

49,50........................   Not Applicable

51(b)........................   What is a single premium variable life insurance
                                 policy and how does it work?

51(c)........................   Death Benefit

51(e),(f)....................   Other important policy provisions

51(h),(i),(j)................   Not Applicable

52(a),(c)....................   Substitution of investments

52(b),(d)....................   Not Applicable

53(a)........................   Charges under the policy

53(b),54,55,56,57,58.........   Not Applicable

59...........................   Financial Statements

PROSPECTUS


May 1, 2001


SINGLE PREMIUM VARIABLE LIFE
INSURANCE POLICY

Value Plus is a single premium variable life insurance policy offered by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly-owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life) through its Separate Account B (the Separate Account). Value Plus is designed to provide lifetime insurance coverage on the insured named in the policy. The death benefit and cash values under a policy will vary based on the performance of the investment divisions comprising the Separate Account, which invests in certain mutual funds and a unit investment trust. The Separate Account's investment divisions are collectively referred to in this prospectus as the investment options. Our offices are located at 7 Hanover Square, New York, New York 10004.

--------------------------------------------------------------------------------

This prospectus provides information that you should know about the policy before investing, and you should retain it for future reference. It must be accompanied by the current prospectuses for:


o The Guardian Stock Fund

o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o Baillie Gifford International Fund, series of
    GIAC Funds, Inc.
o Value Line Centurion Fund, Inc.
o Value Line Strategic Asset Management Trust
o The Shearson Lehman Brothers Fund of Stripped
    ("Zero") U.S. Treasury Securities Fund, Series A

Regardless of a policy's underlying investment performance, the death benefit can never be less than the guaranteed insurance amount provided by the policy (with the proceeds payable reduced by any outstanding policy debt). During the first policy month, the death benefit equals the guaranteed insurance amount. Afterwards, the death benefit may increase or decrease on a monthly basis, depending on the performance of the investment options you choose.

A policy's cash value may increase or decrease on any day, depending on investment performance. You bear the risk of investment losses since no minimum amount of cash value is guaranteed. In early policy years, the cash value may be lower than the single premium accumulated at interest. A prospective purchaser should evaluate the need for life insurance and the policy's long-term investment potential before buying a policy. Therefore, you should purchase a policy only if you intend to keep it for a long period of time. In addition, it may not be advantageous to replace existing life insurance coverage by purchasing a Value Plus policy.

Under federal income tax law, the policy is generally treated as a modified endowment contract. Accordingly, all distributions from the policy, including policy loans and surrenders, are fully taxable to the extent of income in the policy and may be subject to adverse tax consequences and/or penalties.

Employers and employee organizations should carefully consider whether it is appropriate to purchase a Value Plus policy for any employment-related insurance or benefit program.

--------------------------------------------------------------------------------

The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus and other information.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary ..................................................................     4
-- What is a single premium variable life insurance policy
     and how does it work? ...............................................     4
-- Who can buy a Value Plus policy? ......................................     4
-- How is your single premium calculated? ................................     4
-- What are your investment options? .....................................     4
-- What are the values under your policy? ................................     5
-- Do you have access to the money you've invested in your policy? .......     5
-- Can you surrender your policy? ........................................     6
-- What charges do you have to pay? ......................................     6
-- How is your policy affected by taxes? .................................     6
-- Can you cancel your policy once you've bought it? .....................     7
-- Can you exchange your policy for fixed life insurance? ................     7
-- What happens if you exchange another life insurance contract
     for a Value Plus policy? ............................................     7
-- How can you communicate with us? ......................................     7
-- Who issues your Value Plus policy? ....................................     7
About your Value Plus policy .............................................     8
-- The policyowner .......................................................     8
-- The beneficiary .......................................................     9
Death benefit ............................................................    10
-- Variable insurance amount .............................................    10
-- If distinctions based on sex are prohibited ...........................    14
Premium information, premium allocation and policy values ................    15
-- The premium ...........................................................    15
-- Underwriting ..........................................................    15
-- Premium allocation and policy values ..................................    17
Your investment options ..................................................    19
-- The Separate Account ..................................................    19
-- The Funds .............................................................    20
-- The Trust .............................................................    22
-- Substitution of investments ...........................................    23
Charges under the policy .................................................    24
-- Policy loading charges ................................................    24
-- Other charges .........................................................    25
-- Income tax charge .....................................................    27
-- Guarantee of certain charges ..........................................    27
Special features of your policy ..........................................    28
-- Policy loans ..........................................................    28
-- Surrendering your policy ..............................................    29
-- Transfers between the investment options ..............................    30
-- Exchanging your policy for fixed life insurance .......................    31
-- Payment options .......................................................    31
Tax considerations .......................................................    34
-- Tax status of the policy ..............................................    34
-- Tax treatment of policy benefits ......................................    35


--------------
2   PROSPECTUS                                                 TABLE OF CONTENTS
--------------

-- Status of the policy as a modified endowment contract .................    35
-- Exchanging a policy ...................................................    36
-- Estate and generation skipping transfer taxes .........................    36
-- Other tax consequences ................................................    37

-- Tax shelter regulations ...............................................    37
-- Alternative minimum tax ...............................................    37

-- Possible tax law changes ..............................................    37
-- Income tax withholding ................................................    37
Rights and responsibilities ..............................................    38
-- Assigning the rights to your policy ...................................    38
-- Voting rights .........................................................    38
-- Your right to cancel your policy ("free-look" period) .................    39
Other important policy provisions ........................................    39
-- Error in age or sex ...................................................    40
-- Postponement ..........................................................    40
-- Payments made by the policyowner to GIAC ..............................    40
-- Incontestability ......................................................    40
-- Suicide exclusion .....................................................    40
-- Exchange of another life insurance contract for a Value Plus policy ...    41
Other information ........................................................    42
-- Distribution agreement and other selling arrangements .................    42
-- Communications from GIAC ..............................................    42
-- Legal considerations for employers ....................................    43
-- State regulation ......................................................    43
-- Legal proceedings .....................................................    43
-- Legal matters .........................................................    44
-- Registration statement ................................................    44
-- Financial and Actuarial Experts .......................................    44
-- Financial statements ..................................................    44
-- GIAC's management .....................................................    45
Financial Statements of  The Guardian Separate Account B .................    48
Consolidated Financial Statements of .....................................
  The Guardian Insurance & Annuity Company, Inc. .........................    56
Appendix A: Illustrations of death benefits and cash values ..............    A1

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The policies or certain investment options may not be available in all states. The term rider may not be available in all states in which the policies are available.

The primary purpose of the policies is to provide insurance protection for the beneficiary named in each policy. No claim is made that the policies are in any way similar or comparable to an investment in a mutual fund.

In this document, we, us and our refer to The Guardian Insurance & Annuity Company, Inc., and you and your refer to the policyowner.


                                                                  --------------
TABLE OF CONTENTS                                                 PROSPECTUS   3
                                                                  --------------

--------------------------------------------------------------------------------
      SUMMARY
--------------------------------------------------------------------------------

This summary outlines the principal features of your Value Plus single premium variable life insurance policy. It is qualified by the detailed explanation which follows and the terms of your Value Plus policy.

--------------------------------------------------------------------------------

We deliver this prospectus with a copy of the prospectuses for each of the Funds and the Trust corresponding to the investment options in which you may invest your Value Plus premium.

Please read this prospectus and the Fund and Trust prospectuses carefully before investing.

WHAT IS A SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY AND HOW DOES IT WORK?

Like other life insurance policies, a single premium variable life insurance policy provides a death benefit that is payable to the beneficiary when the insured dies. Single premium means that you make only one premium payment when you buy the policy, and no further premiums are required or permitted.

The insurance coverage has two parts:

1. A guaranteed insurance amount -- this is the guaranteed minimum death benefit, also known as the face amount. The guaranteed insurance amount is the amount specified in your policy when you buy it.

2. A variable insurance amount -- this is the death benefit amount that is payable in addition to the guaranteed insurance amount. The variable insurance amount is zero during the first policy month. From the second month on, the variable insurance amount will increase or decrease depending on the performance of the investment options you have chosen. We calculate the variable insurance amount each month on the monthly policy date.

As a variable life insurance policyowner, you bear the risk of investment losses since no minimum cash value is guaranteed. You also bear the risk that the variable insurance amount and, as a result, the amount of death benefit that exceeds the guaranteed insurance amount, can change on each monthly policy date.

Please note that there is no assurance that the variable insurance amount will be positive. However, the death benefit payable will never be less than the guaranteed insurance amount (reduced by any outstanding policy debt).

WHO CAN BUY A VALUE PLUS POLICY?

We offer Value Plus to individuals who live in a state or jurisdiction where we offer the policy. The insured may be up to 75 years old and must meet our insurance requirements. If the insured is over 75, we will consider your application and may issue a policy. You and the insured may be the same or different people.

HOW IS YOUR SINGLE PREMIUM CALCULATED?

We calculate your single premium based on:

o     the guaranteed insurance amount you have requested

o the insured's age, sex and rating class, which is a rating based on factors such as the insured's state of health, whether he or she is a smoker or non-smoker, and occupation. Where required by law, we will use sex-neutral actuarial tables.

The minimum single premium is $5,000.

WHAT ARE YOUR INVESTMENT OPTIONS?

You can decide which investment options you would like to invest your single premium in. GIAC has established a separate account, known as Separate Account B, through which we invest your premium in the investment options.

The Separate Account has seven investment divisions, corresponding to the six Funds and one Trust available to you as investment options. You may invest in up to four of these options at any one time:


--------------
4   PROSPECTUS                                                           SUMMARY
--------------

Name of division         Division invests in
----------------         -------------------


Stock Fund               The Guardian Stock Fund


Bond Fund                The Guardian Bond Fund, Inc.

Cash Fund                The Guardian Cash Fund, Inc.

International Fund       Baillie Gifford International Fund, series of
                         GIAC Funds, Inc.


Centurion Fund           Value Line Centurion Fund, Inc.


Strategic Trust          Value Line Strategic Asset Management Trust


Trust The Shearson Lehman Brothers Fund of Stripped ("Zero") U.S. Treasury Securities Fund, Series A


WHAT ARE THE VALUES UNDER YOUR POLICY?

Account value

On the policy date, we transfer your premium to the Separate Account, and allocate it to The Guardian Cash Fund. The premium then becomes your policy's account value. The policy date is either

o     the date of your completed application, or

o the date we receive your premium, if it is more than five business days after we receive your completed application.

On the investment date, we allocate the account value to up to four investment options you have selected. The investment date is 45 days after you complete the application, or 10 days after the policy is issued, whichever is later.

Cash value

On the policy date, the cash value of your policy equals the net premium. The net premium is the amount that remains after we take policy loading charges into account. The net premium is also used to determine the guaranteed insurance amount.

There is no minimum guaranteed cash value. After the policy date, the cash value may increase or decrease, depending on your policy's excess investment return. The excess investment return is a dollar amount of the policy's account value reflecting the increase or decrease in the value of the investment options, after providing for charges under the policy. During the first 10 policy years, the account value exceeds the cash value by the amount of the unrecovered policy loading charges. This means that the actual returns on these unrecovered charges can affect the excess investment return, either negatively or positively.

The excess investment return is calculated using a formula based on the actual rate of return of your investment options, and can be positive or negative. The actual rate of return reflects the increases or decreases in the investment options you have selected, interest credited to you on any policy loans and any charges against the assets in each division. If the excess investment return is positive, the variable insurance amount increases by the amount of insurance that can be purchased by the dollar amount of excess investment return.

For complete information on the excess investment return and actual rate of return, please refer to the sections called How the variable insurance amount affects the death benefit and The policy's excess investment return.

DO YOU HAVE ACCESS TO THE MONEY YOU'VE INVESTED IN YOUR POLICY?

You may take out a policy loan to borrow up to 90% of your policy's cash value (less any outstanding loans and loan interest). The minimum loan amount is $500. You may repay all or a part of the loan at any time while the insured is living or within 60 days after the date of the insured's death. The minimum loan repayment amount is the lesser of $500 or the outstanding loan balance.

We charge interest on outstanding loans at an annual rate of 4.75%. If interest is not paid when due, we will add it to the outstanding loan balance.

While a loan is outstanding, we hold that portion of the policy's cash value that equals the loan amount in our general account. We do not take this amount into account when we calculate your policy's excess investment return. As a result, the policy's variable insurance amount and cash value can be permanently affected by a loan, whether or not you repay it.


                                                                  --------------
SUMMARY                                                           PROSPECTUS   5
                                                                  --------------

If there is an outstanding loan on the policy when the insured dies, or when you surrender the policy, we will subtract the amount of the loan, plus interest, from the death benefit or the cash value before making any payments.

Loans from policies that are modified endowment contracts and past due loan interest that is added to such loans are treated as taxable distributions and may be taxable as ordinary income (see the section called Tax considerations).

CAN YOU SURRENDER YOUR POLICY?

You may, at any time while the insured is living, surrender or cancel your policy for the net cash value. The net cash value is the cash value less any unrecovered policy loading charges (see the section called Charges under the policy) and policy debt. Policy debt is made up of all unpaid policy loans plus the accumulated and unpaid interest on those loans. After you surrender your policy you no longer have insurance coverage and your policy cannot be reinstated. You may have to pay federal income taxes if you surrender your policy.

WHAT CHARGES DO YOU HAVE TO PAY?

There are various charges associated with maintaining your Value Plus policy. Each of these charges is outlined below and in detail under the section called Charges under the policy.

Policy loading charges

We deduct four policy loading charges from your single premium. The resulting amount is the policy's net premium. Initially, we add the amount of the policy loading charges to the policy's account value. We will recover these charges equally over a period of 10 years, starting in year two and continuing through to year 11. We deduct the yearly portion due from the account value at the beginning of each policy year. The policy loading charges are:

o     a sales charge equal to 4% of the single premium

o     an administrative charge, which will not be more than $500

o     a state premium tax charge equal to 2.25% of the single premium

o     a risk charge of 1.0% or 1.5%, depending on the insured's rating class.

Other charges

We deduct other charges from your policy. These charges are deducted over the life of the policy, as follows:

o a cost of life insurance charge - based on the insured's age, sex and rating class. This charge is calculated daily and deducted monthly from your account value.

o mortality and expense risks charges - deducted daily from the Separate Account at an effective annual rate of .50% of the value of the assets in the Separate Account.

o Trust transaction charges - deducted from the Trust's assets at an effective annual current rate of 0.25% to reimburse us for transaction charges incurred for the Trust. As a result, you pay this charge, which may be increased in the future up to an effective annual rate of .50%, indirectly.

o investment advisory fees and other expenses - deducted daily from the value of the assets of each of the Funds in which you invest through the Separate Account. As a result, you pay these fees and expenses indirectly.

We also have the right to charge the Separate Account to cover any taxes that are applicable to the Separate Account or the policies. We don't currently impose this charge.

HOW IS YOUR POLICY AFFECTED BY TAXES?

The death benefit under a policy will generally not be part of the beneficiary's taxable income for federal income tax purposes. Policy loans, surrenders or other benefits paid while the insured is alive may be completely or partially taxable. Up to age 59 1/2, any taxable distributions will generally be subject to a 10% penalty tax. Increases in the cash value of the policy are not taxable as long as they remain in the policy.


--------------
6   PROSPECTUS                                                           SUMMARY
--------------

CAN YOU CANCEL YOUR POLICY ONCE YOU'VE BOUGHT IT?

We will refund your entire premium if you return the policy within 10 days after you receive it, or 45 days after you sign the application for the policy, whichever is later. This is called the "free-look" period. Longer periods apply in certain states.

CAN YOU EXCHANGE YOUR POLICY FOR FIXED LIFE INSURANCE?

During the first 24 policy months, you may exchange your Value Plus policy for a fixed-benefit single premium whole life insurance policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements. For complete details, please see the section called Exchanging your policy for fixed life insurance.

WHAT HAPPENS IF YOU EXCHANGE ANOTHER LIFE INSURANCE CONTRACT FOR A VALUE PLUS POLICY?

If you already own another life insurance contract, you may wish to exchange it for a Value Plus policy. Newly issued Value Plus policies are generally treated as modified endowment contracts, but may not be treated as such in an exchange if

o your original contract was not a modified endowment contract prior to the exchange; and

o you purchase a seven-year fixed-benefit level term rider that is offered only in these exchange situations with a portion of the original contract's cash value.

For complete details, please see the section called Exchange of another life insurance contract for a Value Plus policy.

HOW CAN YOU COMMUNICATE WITH US?

We cannot act on any request (except for proper telephone transfer requests) unless it is received in writing at our executive office, in a form acceptable to us. Your request must include:

o     your policy number

o     the full name of all policyowners

o     the full name of the insured,

o     and your current address.

Our address for regular mail is:

The Guardian Insurance & Annuity Company, Inc.
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002-6210

Our address for registered, certified or express mail is:

The Guardian Insurance & Annuity Company, Inc.
3900 Burgess Place
Bethlehem, Pennsylvania 18017

If you wish to make a telephone transfer, you may call us at 1-800-533-0099 between 9 a.m. and 3:30 p.m. (Eastern time) on days when we are open for business. We will make the transfer, provided a proper authorization is on file.

WHO ISSUES YOUR VALUE PLUS POLICY?


Your Value Plus policy is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance in all 50 states of the United States of America and the District of Columbia. As of December 31, 2000, our total assets (GAAP basis) exceeded $11 billion.


We are wholly owned by The Guardian Life Insurance Company of America (Guardian
Life). The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, New York 10004.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time, and only reflect GIAC's ability to meet its insurance-related obligations. These ratings do not apply to the investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Value Plus policies, and does not guarantee the benefits provided by the policy.


                                                                  --------------
SUMMARY                                                           PROSPECTUS   7
                                                                  --------------

--------------------------------------------------------------------------------
      ABOUT YOUR VALUE PLUS POLICY
--------------------------------------------------------------------------------

This section provides detailed information about your policy. It explains your rights and responsibilities under the policy, and those of GIAC. Because the laws and regulations that govern the policy vary among the jurisdictions where the policy is sold, some of the policy's terms will vary depending on where you live. These will be outlined in the policy we send you.

--------------------------------------------------------------------------------

THE POLICYOWNER

The policyowner is the person named on the application (or in our records, if there was a later change) as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the policy unless ownership of the policy has been assigned to someone else.

If you want to change the policyowner, you must request it in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners. The change will be made effective on the date your request was signed, whether or not the insured is living when GIAC's Customer Service Office receives the request. However, the change will not apply to any payments made or actions taken before we receive your request.

Successor owner

A numbered sequence may be used to name successor owners. If the policyowner dies, ownership passes to the next designated successor owner then living. If none is then living, ownership passes to the last policyowner's estate. If you are both the policyowner and the insured, a successor owner may not be named, because the policy ends when you die.

Joint owner

If more than one person is named with no number or the same number, we consider them to be joint owners. All joint owners must sign any policy transaction. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner or owners. When the last joint owner dies, ownership passes to that person's estate, unless otherwise provided.


--------------
8   PROSPECTUS                                      ABOUT YOUR VALUE PLUS POLICY
--------------

THE BENEFICIARY

The beneficiary is the person you name to receive the death proceeds when the insured dies. The beneficiary is named in the application, or in our records if there was a later change. Unless otherwise provided, in order to receive proceeds at the insured's death, a beneficiary must be living on the earlier of

o the date we receive proof of the insured's death at our Customer Service Office or

o     the 15th day after the insured's death.

If you want to change the beneficiary, you must request it in writing in a form acceptable to us. Your request must be signed and dated by all the policyowners. The change will be made effective on the date your request was signed, whether or not the insured is living when GIAC's Customer Service Office receives the request. However, the change will not apply to any payments made or actions taken before we receive your request.

The policyowner or the policyowner's estate will be the beneficiary if no designated beneficiary is living on the earlier of the above dates, unless otherwise provided.

Contingent beneficiary

You may name a `contingent' beneficiary, who will receive the proceeds if the first beneficiary dies before the insured. A numbered sequence may be used to name contingent beneficiaries. The beneficiary is the living person or persons with the lowest number in the sequence.

Concurrent Beneficiary

If more than one person is named with no number or the same number, they are concurrent beneficiaries. These persons, or the survivors, share the proceeds equally, unless otherwise provided. If a beneficiary does not survive the insured and has an unequal share, that beneficiary's share passes to the policyowner or the policyowner's estate, unless otherwise provided.


                                                                  --------------
ABOUT YOUR VALUE PLUS POLICY                                      PROSPECTUS   9
                                                                  --------------

--------------------------------------------------------------------------------
      DEATH BENEFIT
--------------------------------------------------------------------------------

The death benefit payable is the sum of:

o     the guaranteed insurance amount, and

o any positive variable insurance amount on the date of the insured's death, less

o     any policy debt (see the section called Policy loans).

The guaranteed insurance amount is the amount specified in your policy when you buy it. The variable insurance amount varies over the life of the policy. There is no assurance that the variable insurance amount will be positive (see the section below called Variable insurance amount).

GIAC has reinsured, and intends to continue to reinsure, a portion of the risks assumed under the policies.

VARIABLE INSURANCE AMOUNT

The variable insurance amount is the amount of insurance that is purchased or cancelled on each monthly policy date, depending on the policy's investment returns. The variable insurance amount is zero during the first policy month. From the second month on, it may be positive or negative.

We determine the variable insurance amount at the beginning of each policy month, on the monthly policy date. We do this by combining the then-effective variable insurance amount, whether positive or negative, with the amount of insurance that is purchased or cancelled by the policy's investment returns for the preceding month (see the section called The policy's excess investment return). The variable insurance amount changes only on the monthly policy date.

We may also adjust the variable insurance amount on each policy anniversary to reflect favorable mortality results if the insured is classified as a standard or preferred underwriting risk (see the section called Underwriting).

How the variable insurance amount affects the death benefit

The following example uses the policy illustrated in Appendix A, page A-5. Scenario 1 assumes a gross annual investment return of 6% during policy year 6 (equivalent to a net rate of return of 4.85%). Scenario 2 assumes a gross annual investment return of 0% (equivalent to a net rate of return of -1.15%). The chart below shows how the variable insurance amount, under both scenarios, would affect the death benefit at the end of policy year 6.


--------------
10  PROSPECTUS                                                    DEATH BENEFITS
--------------

                                 Guaranteed       Variable
                                   insurance      insurance          Death
                                      amount         amount        benefit
                                 -----------      ---------      ---------
Scenario 1 -- gross
annual return of 6%
End of Policy year 5                $113,608        $ 6,705      $120,313
Change during Policy year 6                0          1,206         1,206
                                    --------        -------      --------
End of Policy year 6                $113,608        $ 7,911      $121,519
Scenario 2 -- gross
annual return of 0%
End of Policy year 5                $113,608        $ 6,705      $120,313
Change during Policy year 6                0         (6,015)       (6,015)
                                    --------        -------      --------
End of Policy year 6                $113,608        $   690      $114,298

Before we recover the policy loading charges, the actual rate of return necessary to create a positive excess investment return will be less than 4%. After we have fully recovered the policy loading charges from the account value, the variable insurance amount will increase if the policy's annual rate of return exceeds 4%. If the actual rate of return is less than 4%, the excess investment return will be negative, so the variable insurance amount will decrease. The variable insurance amount will not change if the excess investment return is zero, and there is no mortality adjustment. (See the sections called The policy's excess investment return and Underwriting.)

Negative variable insurance amounts

If the variable insurance amount is negative at the end of a policy month, the death benefit will equal the guaranteed insurance amount for the next policy month. The variable insurance amount will continue to be negative until the excess investment return of the subsequent policy month or months is high enough to offset the negative variable insurance amount.

To illustrate this concept, refer to the policy illustrated in Appendix A, page A-2. If we assume a gross annual investment return of 0% (equivalent to a net rate of return of -1.15%) for the first five policy years, the variable insurance amount is -$25,909 at the end of policy year 5. The death benefit cannot exceed the guaranteed insurance amount at the end of policy year 6 unless the rate of return in policy year 6 is at least 34.07%.

The policy's excess investment return

We calculate and use your policy's excess investment return to purchase or cancel the amount of variable insurance provided by the policy. The excess investment return is based on your policy's actual rate of return (see the section called Variable insurance amount).

We determine your policy's actual rate of return monthly, taking the following into account:


                                                                  --------------
DEATH BENEFITS                                                    PROSPECTUS  11
                                                                  --------------

o increases or decreases in the net asset value of each Fund's shares plus any distribution made during the policy month on the shares

o increases or decreases in the value of the units of the Trust plus any distribution made during the policy month on the units

o interest credited to you on any policy loans, less any charges against the assets in each division (see the section called Other charges).

The method for calculating each Fund's net asset value is described in its accompanying prospectus. Units of the Trust are valued at the "Sponsor's Repurchase Price" as defined in the accompanying prospectus for the Trust.

Your policy's excess investment return is calculated as:

(1) the account value at the beginning of the policy month; multiplied by

(2) the actual rate of return adjusted to the date of calculation; minus

(3) the cash value at the beginning of the month; multiplied by

(4) an annualized rate of 4%.

During the first 10 policy years, the account value exceeds the cash value by the amount of the unrecovered policy loading charges. Adding the policy loading charges to the account value during this period means that

o there will be greater increases in benefits if the actual rate of return is greater than zero, or

o there will be larger decreases in benefits if the actual rate of return is less than zero.

The excess investment return will be positive and the variable insurance amount will increase for a policy month if the actual rate of return is greater than 4% on an annualized basis. Before we recover all policy loading charges, the actual rate of return necessary to create a positive or negative excess investment return will vary with the amount of policy loading charges remaining in the account value.

After all policy loading charges have been recovered, the actual rate of return must be 4% or greater to result in a positive excess investment return, unless there is a mortality adjustment (see the section called Underwriting). We will reduce the variable insurance amount if the excess investment return is negative.

Use of the net single premium to calculate the variable insurance amount

We use a net single premium per $1 of paid-up whole life insurance to calculate the variable insurance amount purchased or cancelled for any month. We calculate the premium based on the insured's sex and age at the policy anniversary. For intermediate months, we interpolate to arrive at net single premiums. For example, if the excess investment return for


--------------
12  PROSPECTUS                                                    DEATH BENEFITS
--------------
a female age 65 is $100, positive or negative, the variable insurance amount will increase or decrease by $188 (1.88 x +- $100 -- see the table called Illustrative net single premiums in this section). For a female, age 65 and 2 months, an excess investment return of $100, positive or negative, causes the variable insurance amount to increase or decrease by $187.

The amount of change in the variable insurance amount also depends on the policy year in which the change occurs. For example, using the policy illustrated in Appendix A, page A-5, and assuming a 6.0% gross annual investment return (equivalent to a net rate of return of 4.85%), the increase or decrease in the variable insurance amount in policy year 6 is less than the change occurring during policy year 20.

           Calculation of the change in the variable insurance amount for the first month of a policy year

                                                        6th        20th
                                                     policy      policy
                                                       year        year
                                                   --------    --------
1. Account value at beginning
   of policy year.                                 $ 57,948    $ 90,752
                                                    x .0040     x .0040
                                                   --------    --------
2. Actual investment return                        $    232    $    363
                                                   $ 57,948    $ 90,752
                                                    x .0033     x .0033
                                                   --------    --------
3. Assumed investment return.                      $    191    $    299
4. Excess investment return
   [subtract 3. From 2.]                           $     41    $     64
5. Net single premium                                .46458      .67076
6. Change in variable insurance
   amount at end of the first month
   in the 6th and 20th policy years                $     88    $     95

The net single premium used to calculate the variable insurance amount increases as the insured ages (see table below). Thus, larger dollar amounts of excess investment return are required each year to maintain the same increases in the variable insurance amount.

The policy includes a table of net single premiums for increasing or decreasing the variable insurance amount based on a policy's actual excess investment return. These premiums will not change if the insured's health changes after the policy is issued.

Unless distinctions based on sex are prohibited by state law, the net single premium will be lower for females (see table below). The net single premium will also be lower if the insured is classified as a preferred or standard risk. The net single premium is also used to set the single premium payment to buy a policy.


                                                                  --------------
DEATH BENEFITS                                                    PROSPECTUS  13
                                                                  --------------

                                 Illustrative net single premiums

                       Net single premium
                    per $1.00 of variable            Variable insurance
                      insurance amount or           amount purchased or
                     guaranteed insurance         cancelled by $1.00 of
                                   amount             investment return
                     --------------------          --------------------
    Attained
         Age           Male        Female           Male         Female
   ---------        -------       -------        -------        -------
           5       $ .09731      $ .08071        $ 10.28        $ 12.39
          15         .13484        .11146           7.42           8.97
          25         .18165        .15426           5.51           6.48
          35         .25173        .21509           3.97           4.65
          45         .34749        .29718           2.88           3.36
          55         .46704        .40160           2.14           2.49
          65         .60301        .53300           1.66           1.88
          75         .73828        .68489           1.35           1.46
          85         .84665        .82411           1.18           1.21

IF DISTINCTIONS BASED ON SEX ARE PROHIBITED

Some states prohibit insurers from using actuarial tables that distinguish between men and women to determine premiums and benefits for life insurance policies. Where such unisex rates are required by state law, we use the female attained age net single premium table to determine premium payments and the variable insurance amount. We also use it to perform other policy calculations for both men and women. Otherwise, we use actuarial tables that differentiate on the basis of sex (see the section called Legal considerations for employers).


--------------
14  PROSPECTUS                                                    DEATH BENEFITS
--------------

--------------------------------------------------------------------------------
      PREMIUM INFORMATION, PREMIUM ALLOCATION AND POLICY VALUES
--------------------------------------------------------------------------------

THE PREMIUM

The premium The minimum single premium payment is $5,000.

In setting our premium rates, we consider:

o     actuarial estimates for death benefits and cash value benefits

o the underwriting rating class of the insured. We project mortality results will be more favorable in the preferred and standard rating classes than in the substandard class.

o     expenses

o     investment experience

o     an amount to be contributed to our surplus.

In addition, we allocate assets to our general account to provide for payment of benefits in the event the insured dies when the guaranteed insurance amount exceeds the death benefit that would have been payable based on the investment results.

UNDERWRITING

Underwriting is the process we undergo to evaluate the insurance risk of a proposed insured, and either determine a premium based on that risk, or reject the application for insurance.

We issue policies for people classified as preferred, standard or substandard risks. We group people of the same age into a class which can be expected to produce mortality experience consistent with the actuarial structure for that class. We use the following underwriting methods:

o     simplified underwriting not requiring a physical examination, and

o paramedical or medical underwriting, which requires an examination. Paramedical underwriting is when the evaluation of the insured's health is based on the assessment of a medical professional who is not a physician. Medical underwriting is when the evaluation of the insured's health is based on the assessment of a physician, such as the insured's own doctor.

We base the method of underwriting chosen for any given policy on age, premium or net amount at risk. The net amount at risk is the difference between your policy's total account value and death benefit. The total account value is the amount available for investment at any time. It is the sum of the account values held in each of the policy's investment options, plus the amount set aside in our general account for any policy debt, if applicable.


                                                                  --------------
PREMIUM INFORMATION                                               PROSPECTUS  15
                                                                  --------------

We may, however, request an independent medical examination if the insured answers `yes' to one of the medical questions in Part II of the application which requires additional underwriting on our part. In this case, we will ask the insured to be examined by a medical practitioner of our choice. In all other situations, we will use paramedical or medical underwriting.

The insured may be classified as a preferred risk if he or she:

o     is over 20 years of age

o     is a non-smoker

o     is employed in a non-hazardous and healthful occupation

o     is in superior physical condition

o     has a favorable personal health history and favorable personal habits, and

o     the premium is $50,000 or more.

We deduct a lower risk charge from the gross single premium if the insured is classified as a preferred risk.

Mortality adjustment

For policies issued in both the preferred and standard classes, we will adjust the variable insurance amount on the first policy anniversary. We may also adjust it on subsequent policy anniversaries to reflect assumed favorable mortality results. This adjustment is called the mortality adjustment.

The preferred class mortality adjustment is currently based on a factor ranging between 0 and .011. The standard class mortality adjustment is currently based on a factor ranging between 0 and .002. We do not guarantee the mortality adjustment factor. Your variable insurance amount will not change when the factor is zero and will increase when the factor is positive.

We adjust the variable insurance amount by:

(1) multiplying the total account value immediately before the policy anniversary by

(2) the adjustment factor for the applicable policy anniversary and dividing the result by

(3)   the net single premium for the insured's age at the policy anniversary.

You will find a table of adjustment factors in a rider to the policy. The mortality adjustment will never decrease the variable insurance amount.


--------------
16  PROSPECTUS                                               PREMIUM INFORMATION
--------------

If the insured is classified as a substandard risk, he or she is not eligible for the mortality adjustment and you are charged a higher premium for the same face amount of insurance. The premium would never be more than 120% of the premium that would be paid for the same policy for a standard insured.

PREMIUM ALLOCATION AND POLICY VALUES

We transfer your single premium, including the policy loading charges (see the section called Policy loading charges), to the Separate Account on the policy date. This amount then becomes your policy's account value. The policy date is the date we receive your completed application or the date we receive your premium, if it's more than five business days later.

On the policy date, we allocate the policy's total account value to the Cash Fund Division and the policy benefits begin to vary with investment results. The account value remains fully invested in the Cash Fund Division until the investment date, when we allocate the account value to the investment options that you specified on the application. The investment date is 45 days after you complete the application, or 10 days after the policy is issued, whichever is later. If you wish to change your investment options selection before the investment date, you may do so provided we receive your instructions in writing prior to this date. You may invest in a maximum of four investment options at any given time.

We deduct the policy loading charges from the policy's account value in 10 installments paid over 10 years, rather than as a lump sum on the policy date. Therefore at the beginning of each of the second through to the eleventh policy year, we subtract 10% of the policy loading charges from the policy's account value (see the section called Policy loading charges). You will retain any earnings resulting from the unrecovered policy loading charges that remain in the account value.

The chart below shows how the allocation of the premium works, using some sample single premium and face amounts.

                   Female, 55 years old, standard rating class

                                                     Policy
         Single        Initial           Net        loading          Face
        premium     allocation       premium     charges(1)        amount
       --------     ----------       -------     ----------      --------
       $ 10,000       $ 10,000       $ 9,075         $  925      $ 22,597
         25,000         25,000        22,779          2,221        56,720
         50,000         50,000        45,625          4,375       113,608
        100,000        100,000        91,750          8,250       228,461

(1) GIAC is entitled to the full amount of the policy loading charges on the policy date and will recover the entire amount.


                                                                  --------------
PREMIUM INFORMATION                                               PROSPECTUS  17
                                                                  --------------

Account value in each investment option

At the beginning of each policy month, the portion of the policy's account value in each investment option equals

o the proportionate amount of a policy's net cash value (see the section below called Cash value) allocated to that particular investment option, plus

o a correspondingly proportionate amount of any unrecovered policy loading charges.

On each date during a policy month, the portion of the account value allocated to any particular investment option will be adjusted to reflect the investment experience of that option (see the section called The policy's excess investment return).

Cash value

On the policy date, the cash value of your policy equals the net premium. After the policy date, the cash value increases or decreases daily to reflect a policy's actual rate of return. No minimum amount of cash value is guaranteed.

The cash value at the end of a policy month can be expressed as:

o the net single premium per $1 of paid-up whole life insurance on that date; multiplied by

o the sum of the guaranteed insurance amount and the variable insurance amount.

The cash value on a date during a policy month, assuming there are no policy loans, can be expressed approximately as:

o     the cash value at the end of the preceding policy month; plus

o your policy's actual rate of return, positive or negative, applied to the account value including any unrecovered policy loading charges at the beginning of the month; minus

o the charge for the cost of insurance protection provided since the end of the preceding policy month.

How account value relates to cash value

The account value will exceed a policy's cash value on the policy date and during the first 10 policy years by the amount of any unrecovered policy loading charges. During a policy month, the account value and cash value will also differ because the cash value reflects a daily adjustment for the cost of insurance protection while the account value is only adjusted at the end of a policy month. For these reasons, the account value is not a measure of the cash value except on monthly policy dates after the 10th policy year.


--------------
18  PROSPECTUS                                               PREMIUM INFORMATION
--------------

--------------------------------------------------------------------------------
      YOUR INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Under the Value Plus policy, you are able to direct where your single premium is allocated. There are seven investment options, and you may choose up to four options at any time.

THE SEPARATE ACCOUNT

The Separate Account is the account through which we invest your premium in the investment options. This account is called The Guardian Separate Account B, and is referred to in this prospectus as the Separate Account. We are the record owner of the assets in the Separate Account, and use them exclusively to support the death benefits and cash values of the variable life insurance policies described in this prospectus.

The Separate Account consists of seven investment divisions, corresponding to the six Funds and one Trust in which the Account invests. You may select up to four Funds, or three Funds and the Trust, as your investment options under the policy. The assets of each investment division are held separate from one another.

GIAC established the Separate Account under Delaware law in November 1984. Our Separate Account is registered with the SEC as a unit investment trust - a type of investment company under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where the company is authorized to do business.

GIAC owns the assets held in the Separate Account. The assets in the Separate Account are kept separate from GIAC's general account and other separate accounts. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting policy account values maintained in the investment options are not available to meet the claims of GIAC's general creditors.

GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC's direct contributions to the Account, accumulated charges for mortality and expense risks, mortality gains, recovered policy loading charges, or the investment results attributable to GIAC's retained assets. Because such retained assets do not relate to GIAC's obligations under the policies, GIAC may transfer them from the Separate Account to its general account.


                                                                  --------------
YOUR INVESTMENT OPTIONS                                           PROSPECTUS  19
                                                                  --------------

GIAC retains the right, subject to applicable law, to

o     deregister the Separate Account under the 1940 Act

o operate the Separate Account as a management investment company or any other form permitted by law

o     combine any two or more separate accounts

o     transfer the assets of the Separate Account to another separate account

o modify the contracts as necessary to preserve the favorable tax treatment accorded to them under the Code.

THE FUNDS

Each Fund corresponds to an investment option, and is a diversified, open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. We buy shares of each Fund at net asset value which means that there is no sales charge for buying the shares. We reinvest all dividends and capital gains distributions from a Fund in that Fund's shares at net asset value, and keep them in the Fund's corresponding Fund Division. We sell Fund shares at their net asset value, to pay for policy benefits and to carry out policy transactions, such as loans or transfers.

Each Fund, with the exception of the International Fund, pays an annual investment advisory fee to its investment adviser equal to 0.50% of the Fund's average daily net assets. The International Fund pays an annual investment advisory fee that equals 0.80% of its average daily net assets.

Investment objectives and policies of the Funds

Each Fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each Fund, and there is no guarantee that a Fund will be able to meet its investment objectives fully. Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The investment results of the Funds, however, may be higher or lower than the adviser's other Funds. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance results of any other Fund.


--------------
20  PROSPECTUS                                           YOUR INVESTMENT OPTIONS
--------------

The table below summarizes each Fund's investment objective, along with the typical investments that make up that Fund.

                           Investment                 Typical
Fund                       objective                  investments
-------------------        ----------------           ------------------
Guardian Stock Fund        Long-term growth           U.S. common stocks
                           of capital

Guardian Bond Fund         Maximum income             investment grade
                           without undue risk         debt obligations
                           of principal

Guardian Cash Fund         High level of current      money market
                           income consistent with     instruments
                           liquidity and
                           preservation of capital

Baillie Gifford            Long-term                  common stocks and
International Fund         capital appreciation       convertible securities
                                                      issued by foreign
                                                      companies

Value Line                 Long-term growth           U.S. common
Centurion Fund             of capital                 stocks (with
                                                      selections based on
                                                      rankings by the Value
                                                      Line Ranking System)

Value Line Strategic       High total investment      U.S. common stocks
Asset Management           return consistent with     (with selections based
Trust                      reasonable risk            on rankings by the
                                                      Value Line Ranking
                                                      System), bonds and
                                                      money market
                                                      instruments

The Funds' investment advisers

All of the Funds' investment advisers are registered as investment advisers under the Investment Advisers Act of 1940 (Advisers Act).

Guardian Investor Services Corporation

The Guardian Stock Fund, The Guardian Bond Fund and The Guardian Cash Fund (the Guardian Funds) are advised by Guardian Investor Services Corporation (GISC), 7 Hanover Square, New York, New York 10004. GISC is wholly owned by GIAC.

Guardian Baillie Gifford Limited

Baillie Gifford International Fund is advised by Guardian Baillie
Gifford Limited (GBG), 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. GBG is a member of Great Britain's Investment Management Regulatory Organization Limited
(IMRO). GBG was incorporated in Scotland by


                                                                  --------------
YOUR INVESTMENT OPTIONS                                           PROSPECTUS  21
                                                                  --------------

GIAC and Baillie Gifford Overseas Limited (BG Overseas) in November 1990. BG Overseas is wholly owned by Baillie Gifford & Co., which is currently one of the largest investment management partnerships in the United Kingdom.

Baillie Gifford Overseas Limited

GBG has appointed BG Overseas to serve as sub-investment adviser to Baillie Gifford International Fund. Like GBG, BG Overseas is located at 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. BG Overseas is also a member of IMRO. GBG pays BG Overseas one half of the investment advisory fee for its services as the International Fund's sub-investment adviser. No separate or additional fee is paid by the Fund to BG Overseas.

Value Line, Inc.

Value Line Strategic Asset Management Trust and Value Line Centurion Fund are advised by Value Line, Inc., 220 East 42nd Street, New York, New York 10017.

More complete information on the Funds can be found in the accompanying Fund prospectuses. Please read the prospectuses carefully before investing.

THE TRUST

The objective of the Trust is to provide safety of capital and income through investment in a fixed portfolio of zero coupon securities. Zero coupon securities are U.S. Treasury securities that do not pay interest prior to maturity, but are sold at a steep discount from their face value.

The market prices of zero coupon securities generally are more volatile than the market prices of conventional interest-bearing securities. Salomon Smith Barney Inc. ("SSB"), an indirect wholly-owned subsidiary of Citigroup Inc., is the sponsor of the Trust and sells units of the Trust to GIAC for the Separate Account. Because the Trust invests in a specified portfolio of zero coupon securities, there is no investment manager.


The maturity date of the Trust is November 15, 2004. The estimated annual rate of return to maturity of the Trust as of March 31, 2001 is 5.01%. Since the value of the Trust's units will vary daily to reflect the market value of the zero coupon securities held in its portfolio, the estimated rate of return to maturity will also vary daily. This rate reflects:


o     the estimated compound rate of growth in the Trust's units

o     the mortality and expense risk charge

o the daily asset charge for transaction costs relating to the Trust (see the section called Expenses charged to the division investing in the Trust).

The rate of return does not reflect the applicable policy loading charges or the cost of life insurance charge that are also deducted under the policy.


--------------
22  PROSPECTUS                                           YOUR INVESTMENT OPTIONS
--------------

If you have invested in the Trust, fluctuations in the value of the Trust's units will affect the variable insurance amount and cash values under your policy.

GIAC and SSB reserve the right to cease offering units of the Trust and to create additional Trusts in the future.

The accompanying prospectus for The Shearson Lehman Brothers Fund of Stripped ("Zero") U.S. Treasury Securities Fund, Series A contains more detailed information about the Trust. Read the prospectus carefully before investing.

SUBSTITUTION OF INVESTMENTS

We can substitute investments if

o a Fund or the Trust no longer suits the purposes of the policies due to a change in its investment objectives or restrictions

o the shares or units of a Fund or the Trust are no longer available for investment

o GIAC believes it has become inappropriate to continue investing in the shares or units of a Fund or the Trust.

Before making a substitution, GIAC will obtain approval from the Securities and Exchange Commission, the Delaware Insurance Department or other regulators, as may be necessary.

If you are affected by a substitution, you may exchange a policy for a fixed life insurance policy in accordance with state insurance regulations if

o the Trust has been terminated or does not have available units prior to its maturity date

o     any Fund changes its investment adviser

o any Fund makes material changes in its investment objectives or restrictions.

You will be affected by the above changes if you have some or all of your account value in the Trust or applicable Fund when the change occurs.

We will notify you in writing if one of these changes is to occur and will describe the terms for an exchange. You will be able to exchange a policy within 60 days of receiving notice, or by the effective date of the change, whichever is later. Exchanging a policy may have tax consequences.


                                                                  --------------
YOUR INVESTMENT OPTIONS                                           PROSPECTUS  23
                                                                  --------------

--------------------------------------------------------------------------------
     CHARGES UNDER THE POLICY
--------------------------------------------------------------------------------

There are various charges required to maintain your Value Plus policy. We have classified them as Policy loading charges and Other charges. They are summarized and explained below.

POLICY LOADING CHARGES

We deduct charges from the single premium, called policy loading charges. We allocate an amount equal to the policy loading charges to the policy account value on the policy date. We recover these amounts over time. The policy loading charges are deducted over a period of 10 years, starting in year two and continuing through to year eleven. We deduct them at the beginning of each policy year from the account value of your policy. Policy loading charges are described below.

Sales charge

The sales charge is equal to 4% of the single premium. We may reduce the sales charge

o     for larger premiums

o     when policies are purchased to cover a group of individuals

o     when policies are sold to the employees of an employer.

If the insured is classified as a substandard risk, the sales charge you pay will be greater than if the insured was classified as a standard or preferred risk. This is because the premium you pay is higher for the same face amount of insurance. However, the sales charge for a substandard risk policy will never exceed 4.8% of the single premium that would be required to purchase the same policy in a standard rating class.

The amount of the sales charge cannot be specifically related to sales expenses. If sales expenses are not fully recovered from the sales charge, they may be recovered from other sources, including the mortality and expense risk charge and mortality gains.

Administrative charge

The administrative charge covers our costs for

o     insurance underwriting

o     establishing and maintaining permanent policy records

o obtaining attending physician statements or medical examinations, if required

o     other expenses incurred as policies are issued.


--------------
24  PROSPECTUS                                          CHARGES UNDER THE POLICY
--------------

The administrative charge varies by the age of the insured when the policy is issued:

Issue age                           Charge
---------------                     -----------------------------
0-14                                $125

15-20                               $150

21 and over                         $5 for each $1,000 of the guaranteed
                                    insurance amount, with minimum charge of $150 and a maximum charge of $500.

The administrative charge covers no more than the actual costs associated with issuing the policies.

State premium tax charge


We deduct 2.25% of the single premium to pay taxes on premiums. Premium taxes vary from state to state, and currently range up to 4%. We impose this 2.25% charge regardless of the premium tax rate in effect in any state. Thus, the premium tax charge deducted from your policy may exceed the tax your state would have imposed.


Risk charge

The risk charge is:

1.  1.5% of the single premium for standard or substandard risks, and

2.  1.0% of the single premium for preferred risks.

The risk charge compensates us for the risk we assume by guaranteeing that the death benefit will not be less than the guaranteed insurance amount.

OTHER CHARGES

We deduct other charges from your policy, as described below.

Cost of life insurance

The cost of insurance covers the anticipated cost of paying death benefits to beneficiaries of insureds who die during that period. This charge is based on our cost of insurance rates for insured people of the same age, sex, and rating class. The cost of insurance is higher for insureds classified as substandard. It also generally increases as the insured ages.

Each day, we calculate a charge for the cost of life insurance to determine a policy's cash value. At the end of each policy month, we deduct the cost of life insurance charges from the account value.


                                                                  --------------
CHARGES UNDER THE POLICY                                          PROSPECTUS  25
                                                                  --------------

The amount of the charge is based on

o the assumption that the actual number of deaths during the month will be accurately predicted by the 1980 Commissioners Standard Ordinary Mortality Tables

o the sum of your guaranteed insurance amount and the variable insurance amount provided during the month

o the insured's age, sex (unless prohibited for rating purposes) and rating class.

Mortality and expense risk charge

We will deduct a daily charge, based on an annual rate of 0.50% of the average daily value of your investment options to cover the mortality and expense risks that we assume for Value Plus policies. This charge is deducted from the Separate Account.

The charge covers the risk that the insureds under Value Plus policies may not live as long as we estimated when we issued the policy, and that our administrative expenses may be higher than we estimated. If amounts collected through this charge are greater than the cost, we may realize a profit on the charge. We may use any profit to cover expenses incurred in selling the policies.

Other charges applicable to the Funds

Daily deductions are made from the assets of the Funds to cover advisory fees and operational expenses. As a result, you pay these fees and expenses indirectly.

Each Fund, with the exception of the International Fund, pays an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The International Fund pays an annual investment advisory fee that equals 0.80% of its average daily net assets.


The Strategic Trust and the Centurion Funds incur administrative and shareholder servicing expenses in connection with services rendered by GIAC. For the year ended December 31, 2000, the Strategic Trust incurred $848,641 and the Centurion Fund incurred $499,136 in such expenses.

Value Line, Inc. compensates us for marketing the Centurion Fund and the Strategic Trust to our policyowners. For the year ended December 31, 2000, Value Line incurred $1,797,194 in such expenses for the Centurion Fund and $3,204,173 for the Strategic Trust.


The accompanying prospectuses describe the investment advisory fees and other expenses for the Funds in more detail. Please read them before making allocation or transfer decisions.


--------------
26  PROSPECTUS                                          CHARGES UNDER THE POLICY
--------------

Expenses charged to the division investing in the Trust

We charge the investment division investing in the Trust for the transaction charges that we pay directly to Salomon Smith Barney Inc. when Trust units are sold to the Separate Account. We pay the transaction charges from our general account assets. The charge to the Trust Division equals an annual charge of 0.25% of the division's assets. This amount may increase in the future, but will not exceed 0.50% of a division's assets. GIAC does not expect to profit from this charge.

In addition to fees paid by SSB, the Trust pays fees such as bank trustee's and evaluator's fees. The Trust will hold one or more interest-bearing Treasury securities, which provides income to pay the Trust's expenses.

The prospectus for the Trust describes the Trust's fees and expenses in more detail. Please read it carefully before making allocation or transfer decisions.

INCOME TAX CHARGE

We have the right to charge the Separate Account, the account through which we invest your single premium in the investment options, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account.

GUARANTEE OF CERTAIN CHARGES

We guarantee not to increase

o the maximum level of our cost of insurance rates for each age, sex and rating class

o     the mortality and expense risks charge

o     the maximum charge against the Trust Division.


                                                                  --------------
CHARGES UNDER THE POLICY                                          PROSPECTUS  27
                                                                  --------------

--------------------------------------------------------------------------------
     SPECIAL FEATURES OF YOUR POLICY
--------------------------------------------------------------------------------

POLICY LOANS

While the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan. Your policy's loan value is:

o 90% of the cash value of your policy on the date we receive your written request, minus

o     the amount of any outstanding policy debt.

You may take a loan at any time while your policy is in effect, after the end of the "free-look" period. The minimum loan amount is $500.

You must complete and submit a loan form to our Customer Service Office to request a loan. You may obtain a loan form from the Customer Service Office. As collateral for the loan, we transfer the requested loan amount from the investment divisions of the Separate Account to our general account as of the date we received the loan form.

You may designate the investment divisions of the Separate Account from which the loan amount will be transferred. If you do not specify a designation, we will transfer the loan amount proportionately from all of the investment divisions corresponding to your investment options.

When taking out a policy loan, you should consider

o amounts transferred out of the investment divisions into our general account are no longer affected by the investment experience, positive or negative, of those investment options

o as a result, taking a policy loan will have a permanent effect on your policy account value and the policy's death benefit, even after the loan is repaid in full

o the amount of your policy that is available for surrender, and your policy's death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any policy debt.

Example: Refer to the policy illustrated in Appendix A, page A-5. If we assume a 6% gross and annual investment return (equivalent to a net rate of return of 4.85%), as well as a loan of $4,000 at the end of policy year 5, the death benefit at the end of policy year 6 would be $121,451:

                          Guaranteed         Variable
                           insurance        insurance             Death
Policy year                   amount           amount           benefit
-------------              ---------        ---------         ---------
End of policy
  year 5                    $113,608           $6,705          $120,313
Change during
  policy year 6             $      0           $1,138          $  1,138
End of policy
  year 6                    $113,608           $7,843          $121,451

The increase in year 6 is only $1,138 as compared to the $1,206 increase shown in the section called How the variable insurance amount affects the death benefit. This is because the loan amount held in our general account


--------------
28  PROSPECTUS                                   SPECIAL FEATURES OF YOUR POLICY
--------------
was credited with 4% rather than the 4.85% actual rate of return. If the insured had died during the 6th policy year, we would have deducted the loan amount of $4,000 plus any accrued interest from the death benefit proceeds.

If the policy debt exceeds the cash value, we will terminate the policy. We will provide 31 days' written notice of our intent to terminate the policy. You may have to pay tax if the policy lapses with a loan outstanding (see the section called Tax considerations).

If your policy is considered to be a modified endowment contract under the Internal Revenue Code, there may be tax consequences associated with taking a policy loan. Prior to age 59 1/2, a 10% penalty tax may be imposed. See Tax considerations for a discussion of modified endowment contracts and the effects on policy loans.

Interest on your policy loan

We charge interest at an annual rate of 4.75% on all outstanding policy debt. You are expected to pay loan interest on each policy anniversary. Unpaid interest is added to the outstanding loan and bears interest at the same rate.

We will credit interest to loan collateral held in our general account at the assumed rate of return of 4%. We retain the difference between this credited rate of interest and the 4.75% loan interest that you pay. We reserve the right to reduce the credited rate of return in response to changes in tax laws affecting the policy.

Repaying your policy loan

You may repay all or part of the loan at any time while the insured is alive. The minimum loan repayment is $500 or the balance of the loan, if lower.

You may designate your repayment to any investment option, as long as you will not be invested in more than four options as a result. If you do not specify a designation, we will allocate loan repayments among the investment options in proportion to the account value in each option as of the date of the repayment.

SURRENDERING YOUR POLICY

You may surrender your policy for its net cash value while the insured is alive. The net cash value is the cash value minus any policy debt and unrecovered policy loading charges. Surrendering your policy may have tax consequences (see the section called Tax considerations.)


                                                                  --------------
SPECIAL FEATURES OF YOUR POLICY                                   PROSPECTUS  29
                                                                  --------------

We do not permit partial surrenders. We will cancel the policy as of the date we receive your written request, which must include your policy, or an acceptable affidavit of loss stating that you've lost your policy. We will ordinarily pay the net cash value within seven days after we receive this required documentation, but we may postpone payment under certain circumstances (see the section called Postponement).

TRANSFERS BETWEEN THE INVESTMENT OPTIONS

You may ask us to transfer your policy account value between the investment options. We will make transfers based on the unit values at the end of the business day on which we receive your instructions, either in writing or by telephone. You can request a transfer by writing to our Customer Service Office or by calling 1-800-533-0099. Written requests that are received after 4:00 p.m. EST will be effective on the next business day. Before you can request transfers over the telephone, you must first send us a written authorization form. Your policy account value may not be invested in more than four investment options at any one time.

If you are requesting your transfer in writing, the address for regular mail is:

Customer Service Office
The Guardian Insurance & Annuity Company, Inc.
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002-6210

The address for registered, certified or express mail is:

Customer Service Office
The Guardian Insurance & Annuity Company, Inc.
3900 Burgess Place
Bethlehem, Pennsylvania 18017.

We will accept transfer instructions by telephone between 9:00 a.m. and 3:30 p.m. EST on each business day. We will ask callers to identify the policy and provide a personal security code for the policy, and will accept the instructions of anyone who can provide this information.

We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, you bear the risk of any losses caused by unauthorized or fraudulent telephone transactions.

The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing. We reserve the right to limit the frequency of reallocations and transfers to not more than once every 30 days.


--------------
30  PROSPECTUS                                   SPECIAL FEATURES OF YOUR POLICY
--------------

The policy is not designed for market timing activity and frequent transfers. A Fund may restrict or refuse purchases or redemptions of shares in its portfolio if the Fund determines that the activity is disruptive to the management of the portfolio's investments. If a Fund exercises its right to restrict or refuse transactions by the Separate Account as a result of your activity we will not process your transfer request.


Allocation or transfer to the Trust

You can only allocate or transfer into the investment division that invests in the Trust when units of the Trust are available. When the Trust matures, we will automatically transfer any account value held in its Trust Division to the Cash Fund Division, unless you direct otherwise.

If you have an account value in the Trust Division, we will notify you of the maturity date of the Trust 30 days in advance. Please notify our Customer Service Office if you want the Trust's account value transferred to an investment option other than the Cash Fund Division. Please notify us in writing or by telephone at least seven days prior to the maturity date of the Trust.

EXCHANGING YOUR POLICY FOR FIXED LIFE INSURANCE

You may exchange your policy for a single premium whole life insurance policy, where benefits do not vary with investment results. You must elect this exchange in writing, within 24 months from the policy issue date. No evidence of insurability is required. We, or an affiliate, will issue the new policy.

When you exchange the policy, we will calculate a cash adjustment for the cash value, as follows:

1.    the policy's net cash value; minus

2. the new policy's tabular cash value (a pre-set amount based on the new policy) adjusted for any additional reserves which the issuer of the new policy is required to maintain for the new policy.

If the result is positive, we will pay you the difference. If the result is negative, you must pay us the difference before the new policy is issued. Under some circumstances, it may be advantageous to purchase a fixed life insurance policy initially rather than exchange to one later.

The new policy's owner and beneficiary will be the same as those of the policy on the effective date of the exchange. The new policy will have the same issue date, rating class and face amount as the original policy. Alternatively, if you wish, the face amount of the new policy can be the face amount of the original policy plus the variable insurance amount, if positive. (See the section called Tax considerations for information on the tax implications of an exchange.)


                                                                  --------------
SPECIAL FEATURES OF YOUR POLICY                                   PROSPECTUS  31
                                                                  --------------

PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one of the payment options listed below or in any other form that we approve. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries may choose the payment option, up to one year after the insured's death. If you are surrendering your policy, you have 60 days after the proceeds of your policy become payable within which to choose a payment option.

Any payment option election must be submitted in writing.

Under Option 1, called Proceeds left at interest, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of at least 3%. Any additional interest will be determined yearly at our discretion and added to the monthly payment.

Under Option 2, called Payments of a specified amount, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. An annual rate of interest of at least 3% will be added to the proceeds each year. Any additional interest will be determined yearly at our discretion.

Under Option 3, called Payments for a specified period, we will make monthly payments for the number of years elected. The guaranteed payments shown in the Option 3 table in the policy will include interest at 3% a year. Any additional interest will be determined yearly at our discretion.

Under Option 4, called Life income with 10 years guaranteed, we will make monthly payments for 10 years and for the remaining lifetime of the person on whose life the option is based. The minimum monthly payment will be based on the applicable amount in the Option 4 table shown in the policy.

Under Option 5, called Refund life income, we will make monthly payments until the total amount paid equals the proceeds settled, and for the remaining lifetime of the person on whose life the option is based. The minimum monthly payment will be based on the applicable amount in the Option 5 table shown in the policy.

Under Option 6, called Joint and survivor income with 10 years guaranteed, we will make monthly payments for 10 years and for the remaining lifetime of either of the two persons on whose lives the option is based. The monthly payment will be at least the applicable amount shown in the Option 6 table in the policy.


--------------
32  PROSPECTUS                                   SPECIAL FEATURES OF YOUR POLICY
--------------

To claim a death benefit using regular mail, send your claim to:

Customer Service Office
The Guardian Insurance & Annuity Company, Inc.
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002-6210

To claim a death benefit using registered, certified or express mail, send your claim to:

Customer Service Office
The Guardian Insurance & Annuity Company, Inc.
3900 Burgess Place
Bethlehem, Pennsylvania 18017

We will ordinarily pay the death benefit proceeds to your named beneficiary within seven days after we receive proof of death, such as a certified copy of the death certificate.

We will pay interest on the death benefit from the date of death to the date the proceeds are paid. The interest rate will be the higher of:

o     the rate specified in payment option 1, or

o     the rate required by law.

We may postpone paying death benefit proceeds under certain circumstances. For complete details, see the section called Postponement.


                                                                  --------------
SPECIAL FEATURES OF YOUR POLICY                                   PROSPECTUS  33
                                                                  --------------

--------------------------------------------------------------------------------
     TAX CONSIDERATIONS
--------------------------------------------------------------------------------

This discussion of tax considerations for your Value Plus policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your policy is in force. You should consult a legal or tax adviser regarding your particular circumstances.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Accordingly, there is some uncertainty about the application of section 7702 to a policy, particularly so with respect to policies issued on an insured who does not meet our standard insurance requirements. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe it is reasonable to conclude that your policy should satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements, and we reserve the right to modify the policy as necessary in order to do so.

In addition, the Code requires that the investments of the investment divisions of our Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the Funds, will satisfy these diversification requirements.

You have the ability under the policy to control your investments by exercising premium allocation and transfer privileges. To date, no regulations or rulings have been issued regarding the circumstances under which you would be considered an owner of a pro-rata portion of the assets in our Separate Account as a result of these privileges.

If you were considered the owner of assets in the Separate Account, any income and gains would be included in your gross income each year. We currently believe that GIAC, and not our policyowners, is considered to own the Separate Account's assets. However, we cannot predict when the Treasury Department or the Internal Revenue Service (IRS) will issue guidance regarding these matters. We therefore reserve the right to modify the policy, as necessary, to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the policy.

The following discussion assumes that the policy qualifies as a life insurance contract for federal income tax purposes.


--------------
34  PROSPECTUS                                                TAX CONSIDERATIONS
--------------

TAX TREATMENT OF POLICY BENEFITS

We believe that benefits paid under the Value Plus policy should receive the same federal income tax treatment as the benefits from a life insurance policy that provides a fixed amount of coverage. Accordingly,

o the death proceeds received by a beneficiary should not be subject to federal income tax

o cash value increases should not be subject to federal income tax unless they are distributed from a policy while the insured is still living. Income recognized from a distribution paid before death will be taxed as ordinary income.

o     interest on policy loans, even if paid, is generally not tax deductible.


o the tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.


STATUS OF THE POLICY AS A MODIFIED ENDOWMENT CONTRACT

Section 7702A of the Code classifies certain life insurance policies entered into after June 20, 1988 as modified endowment contracts. A life insurance policy is a modified endowment contract if the cumulative amount paid under it at any time during the first seven policy years exceeds the sum of seven level annual premiums which would have been paid to acquire paid-up future benefits.

Given the premium requirements, a Value Plus policy entered into after June 20, 1988 is considered to be a modified endowment contract. A policy entered into prior to June 21, 1988 should not be characterized as a modified endowment contract, unless there is a material change in the benefits or other terms of that policy. In that event, it may become a modified endowment contract.

Under certain limited circumstances, a Value Plus policy received after June 20, 1988 in exchange for another life insurance contract may not be treated as a modified endowment contract. You should read Exchange of another life insurance contract for a Value Plus policy and consult a qualified tax adviser before authorizing the exchange of your current life insurance contract.


If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


If your policy is considered a modified endowment contract: Distributions from policies that are modified endowment contracts, including assignments (which is the transfer of your rights under the policy to another person), surrenders, maturity benefits, policy loan proceeds and unpaid policy loan interest, are treated as taxable income


                                                                  --------------
TAX CONSIDERATIONS                                                PROSPECTUS  35
                                                                  --------------
to the extent that the cash value immediately before the distribution exceeds the investment in the policy.

Investment in the policy is generally defined as:

1.    the single premium paid for the policy; plus

2. the amount of any prior loan that has already been included in your gross income; minus

3.    any prior distributions that were excluded from your gross income.

All modified endowment contracts issued by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution.

In addition, the Code imposes a ten percent (10%) penalty tax on the taxable income from a distribution, unless the distribution

o     is made to a taxpayer who is 591/2 years of age or older

o     is attributable to a disability, or

o is received as substantially equal periodic payments made over the life of the taxpayer, or the life of the taxpayer and a beneficiary.

If your policy is not considered a modified endowment contract: Distributions from policies that are not modified endowment contracts should generally be treated as first recovering the investment in the policy and then as distributing taxable income. Loans from such policies should not be treated as distributions, but rather as a debt of the policyowner.

However, if a policy that is not a modified endowment contract lapses with an outstanding loan, cancellation of the loan and all accrued interest will be treated as a distribution and may be taxable. Generally, policy loan interest is not tax deductible.

EXCHANGING A POLICY

A life insurance contract received in exchange for a Value Plus policy entered into on or after June 21, 1988 will generally be treated as a modified endowment contract. This is because the policy being exchanged will typically be a modified endowment contract. You should consult a tax adviser before exchanging a Value Plus policy for another life insurance contract.

ESTATE AND GENERATION SKIPPING
TRANSFER TAXES


If you are both the policyowner and the insured, the death benefit under your Value Plus policy will generally be included in the value of your gross estate for federal estate tax purposes. If you are not the insured, the value of the policy will be included in your gross estate.


An unlimited marital deduction may be available for federal estate and gift tax purposes. Federal estate tax and federal gift tax are computed under a unified rate schedule.


--------------
36  PROSPECTUS                                                TAX CONSIDERATIONS
--------------

Also, as a general rule, if the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation skipping transfer (GST) tax may be imposed on the death benefit.


The individual situation of a policyowner or beneficiary will determine how the ownership of a policy or the receipt of policy proceeds will affect their tax situation. Because the rules are complex, a legal or tax adviser should be consulted for specific information.

OTHER TAX CONSEQUENCES

Value Plus policies can be used in various ways, including

o     as deferred compensation or salary continuance plans

o     in split-dollar insurance plans.

The tax consequences of these plans will vary depending on individual arrangements and circumstances. If the value of a plan depends entirely or partially on its tax consequences, a qualified tax adviser should be consulted before a policy is used in connection with the plan.


In recent years, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued guidance relating to split-dollar arrangements. Any business should consult a tax adviser regarding possible tax consequences before buying a policy or changing it.

TAX SHELTER REGULATIONS

Prospective policyowners that are corporations should consult a tax adviser about the treatment of the policy under the temporary and proposed regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax, if the policyowner is subject to that tax.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

INCOME TAX WITHHOLDING

We are generally required to withhold for income taxes applicable to taxable distributions. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation skipping transfer taxes unless you tell us in writing that these taxes are not required.

                                                                  --------------
TAX CONSIDERATIONS                                                PROSPECTUS  37
                                                                  --------------

--------------------------------------------------------------------------------
     RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

ASSIGNING THE RIGHTS TO YOUR POLICY

You may assign the rights under your Value Plus policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, the entity or person to whom you are assigning your rights, and your policy's beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the completed papers. Once filed, the rights of the policyowner and beneficiary under the policy, including any attached rider, will be subject to the assignment.

We are not responsible for determining whether the assignment of your policy's rights is legally valid. The entity or person to whom you assign your rights may exercise all rights granted under the policy except the right to

o     change the policyowner or beneficiary

o     elect a payment option.

We will rely solely on the assignee's statement as to the amount of the assignee's interest.

VOTING RIGHTS

As explained in Your investment options, we are the owner of the Fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the Funds' shareholders.

Where we are required to by law, we will vote Fund shares based on the instructions we receive from Value Plus policyowners. If we do not receive instructions from some policyowners, we will vote Fund shares attributable to their policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. This proportion could include policyowners and contract owners from other separate accounts. If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the Fund's directors, part of your account value is invested in the investment option of the Separate Account that corresponds to the Fund holding a shareholders' meeting. The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the Fund by the net asset value of the investment option's shares on that date.

If, after careful examination, we reasonably disapprove of a proposed change to a Fund's investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners' voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right


--------------
38  PROSPECTUS                                       RIGHTS AND RESPONSIBILITIES
--------------
if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the Fund's investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

GIAC will solicit voting instructions from policyowners who have allocated or transferred values to the Trust Division in the manner described above. However, the matters to be voted upon will generally be limited to removing the trustee or to amending or terminating a Trust indenture.

YOUR RIGHT TO CANCEL YOUR POLICY
("FREE-LOOK" PERIOD)

You may cancel your policy by returning it with a written cancellation notice to either our executive office or the agent from whom you bought the policy. You must do this within the later of:

o     10 days of receiving your policy, or

o     45 days of signing Part 1 of your completed policy application

Longer periods may apply in some states. If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the premiums and unscheduled payments you have made towards your policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.

We reserve the right to defer accepting an application for a new policy for up to six months, if the application is for the same owner and the same insured as a returned policy.


                                                                  --------------
RIGHTS AND RESPONSIBILITIES                                       PROSPECTUS  39
                                                                  --------------

--------------------------------------------------------------------------------
     OTHER IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, any benefit payable will be adjusted to that which the premium would have purchased for the correct age or sex.

POSTPONEMENT

We will normally fully process benefit payments and transfers based on the account value within seven days of receiving the policyowner's request. However, GIAC can postpone the payment of death benefit proceeds if the policy is being contested. We may delay calculating or paying a benefit, or transferring amounts based on investment performance, if

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

PAYMENTS MADE BY THE POLICYOWNER TO GIAC

When using regular mail, send your payments to:

Customer Service Office
The Guardian Insurance & Annuity Company, Inc.
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002-6210.

When using registered, certified or express mail, send your payments to:

Customer Service Office
The Guardian Insurance & Annuity Company, Inc.
3900 Burgess Place
Bethlehem, Pennsylvania 18017.

INCONTESTABILITY

This policy will be incontestable after it has been in force during the insured's lifetime for two years from its issue date.

SUICIDE EXCLUSION

If the insured commits suicide, while sane or insane, within two years from the issue date, GIAC will only be liable for the premium paid.


--------------
40  PROSPECTUS                                 OTHER IMPORTANT POLICY PROVISIONS
--------------

EXCHANGE OF ANOTHER LIFE INSURANCE CONTRACT FOR A VALUE PLUS POLICY

If you already own another life insurance contract, you may wish to exchange it for a Value Plus policy. Newly issued Value Plus policies are generally treated as modified endowment contracts, but may not be treated as such in an exchange if

o your original contract was not a modified endowment contract prior to the exchange; and

o you purchase a term rider with a portion of the original contract's cash value.

Policies received as a result of all other exchanges will generally be treated as modified endowment contracts, even though the original contract was not a modified endowment contract prior to the exchange.

Term rider

A term rider will only be issued to someone who wants to buy a Value Plus policy by exchanging a life insurance contract which is not a modified endowment contract.

The term rider

o provides an additional amount of guaranteed insurance for the first seven policy years

o assures that the death benefit payable will at least equal the guaranteed death benefit under the original contract for the first seven policy years by providing an additional guaranteed amount of insurance for that period

o has a premium that is not allocated to the investment divisions, since the premium is used to fund insurance provided by the term rider only

o     does not affect the variable insurance amount

o automatically expires after the seventh policy year and the guaranteed death benefit decreases by the face amount of the term rider to the guaranteed insurance amount under the policy without the term rider. The decrease may be significant and will vary depending on the age and sex of the insured. The policy's variable insurance amount may or may not offset this decrease.

The term rider's cash value equals the present value of future death benefits that may be provided by the rider, and declines to zero at the end of the seventh policy year. The cash value will be included in the surrender proceeds if the policy is surrendered before the end of the seventh policy year. You cannot surrender the term rider independently of the policy. The cash value attributable to the term rider will not be considered when calculating the policy's maximum loan value.

The term rider may not be available in all states. You should consult a qualified tax adviser before exchanging your current life insurance contract for a policy with a term rider.


                                                                  --------------
OTHER IMPORTANT POLICY PROVISIONS                                 PROSPECTUS  41
                                                                  --------------

--------------------------------------------------------------------------------
     OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT AND OTHER SELLING ARRANGEMENTS


We have an agreement with Guardian Investor Services Corporation (GISC) for GISC to act as the principal underwriter of Value Plus policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GISC is a broker-dealer registered under the Securities and Exchange Act of 1934, and a member of the National Association of Securities Dealers (NASD). Under this agreement we paid through GISC a total of $36,360 in 1998, $18,030 in 1999 and $9,210 in 2000 for the sale of products issued by the Separate Account. GISC is a New York corporation.


GISC has entered into sales agreements with other SEC registered broker-dealer firms which are members of the NASD, including Salomon Smith Barney Inc. (SSB) and Value Line Securities, Inc. Under these agreements, registered representatives of the firms can sell policies if they are appropriately licensed and appointed as agents of GIAC.

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GISC, or of broker-dealer firms which have entered into agreements with GIAC and GISC to sell Value Plus policies. Our agents receive a maximum sales commission of 4% of the premium paid.

We may also compensate our agents in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

COMMUNICATIONS FROM GIAC

As of each semi-annual policy anniversary, we will send you an updated statement showing the following information:

o     death benefit

o     cash value

o     amount of any outstanding policy debt

o     allocation of the account value among the policy's investment options.


We also send you semi-annual and annual reports containing financial statements for the underlying Funds. We send you annual reports containing financial statements for the Trust if you have allocated account value to the Trust Division.

If several members of the same household own a Value Plus policy, we may send only one annual report, semi-annual report, and prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service office.



--------------
42  PROSPECTUS                                                 OTHER INFORMATION
--------------

LEGAL CONSIDERATIONS FOR EMPLOYERS

Gender neutrality

The Value Plus policy estimates different risks for men and women in establishing a policy's premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying Value Plus policies in connection with insurance or benefits programs should consult with their legal advisers to determine if the policy is appropriate for this purpose.

Taxation

The tax attributes of deferred compensation, split-dollar and salary continuance plans differ depending on the terms of each arrangement. If the value of a plan depends entirely or partially on its tax consequences, a qualified tax adviser should be consulted before a policy is used in connection with the plan.


In recent years, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued guidance relating to split-dollar arrangements. Any business should consult a tax adviser regarding possible tax consequences before buying a Value Plus policy or changing it.


STATE REGULATION

GIAC is subject to the laws of the state of Delaware governing insurance companies and to regulation by Delaware's Commissioner of Insurance. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed. GIAC files an annual statement reporting on its operations for the preceding year to the Delaware Commissioner as well as regulators of other states.

Guardian Life, GIAC's corporate parent, is subject to the laws of the State of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. Similarly, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. Guardian Life also submits annual statements as described above to New York and to the other states and jurisdictions.

LEGAL PROCEEDINGS

We are not currently involved in any legal proceedings that would threaten our financial position or that of the Separate Account.


                                                                  --------------
OTHER INFORMATION                                                 PROSPECTUS  43
                                                                  --------------

LEGAL MATTERS

The legal validity of the Value Plus policy, as described in this prospectus, has been confirmed by Richard T. Potter Jr., Vice President and Equity Counsel of Guardian Life and Vice President and Counsel of GIAC.

REGISTRATION STATEMENT

We have omitted some information from this prospectus, which is contained in our registration with the Securities and Exchange Commission (SEC), relating to the Separate Account and the Value Plus policy. You can obtain this information by contacting the SEC's main office in Washington, DC, and paying the required fee.

FINANCIAL AND ACTUARIAL EXPERTS


The consolidated financial statements of The Guardian Insurance & Annuity Company, Inc., as of December 31, 2000 and for each of the three years in the period ended 2000 and financial statements of the Guardian Separate Account B as of December 31, 2000 and for periods ended December 31, 2000 and 1999 incuded in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at 1177 Avenue of the Americas, New York, New York 10036.


Charles G. Fisher, F.S.A., Second Vice President and Actuary of Guardian Life and Vice President and Actuary of GIAC, has examined actuarial matters included in this prospectus. His opinion appears as an exhibit to the registration statement for the Separate Account filed with the SEC.

FINANCIAL STATEMENTS

The financial statements of the Guardian Separate Account B and the consolidated financial statements of The Guardian Insurance & Annuity Company, Inc. are included in this prospectus. The consolidated financial statements reflect GIAC's ability to meet its policy obligations and are separate from the financial statements of the Separate Account.


--------------
44  PROSPECTUS                                                 OTHER INFORMATION
--------------

GIAC'S MANAGEMENT


The directors and principal officers of GIAC are named below together with information about their principal occupations and affiliations during the past five years. The business address of each director and officer is 7 Hanover Square, New York, New York 10004. The "Guardian Fund Complex" referred to in the biographical information is comprised of (1) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in four series) (2) The Guardian Bond Fund, Inc. (3) The Guardian Cash Fund, Inc. (4) The Park Avenue Portfolio (a series trust that issues its shares in ten series) and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series)


Name                    Title            Business History
--------------------------------------------------------------------------------------

Joseph A. Caruso        Senior Vice      Vice President and Corporate Secretary, The
                        President and    Guardian Life Insurance Company of America
                        Corporate        3/96-present; Second Vice President and
                        Secretary        Corporate Secretary 1/95-2/96; Vice President
                                         and Secretary, Guardian Investor
                                         Services Corporation; Secretary,
                                         Guardian Asset Management Corporation,
                                         Guardian Baillie Gifford Limited, Park
                                         Avenue Securities LLC, and various
                                         mutual funds within the Guardian Fund
                                         Complex.

Armand M. de Palo       Director         Executive Vice President and Chief
                                         Actuary, The Guardian Life Insurance
                                         Company of America 1/01-present; Senior
                                         Vice President and Chief Actuary prior
                                         thereto. Director, Guardian Investor
                                         Services Corporation, Fiduciary
                                         Insurance Company of America, Sentinel
                                         American Life Insurance Company, Family
                                         Service Life Insurance Company,
                                         Famlico, Inc., Park Avenue Life
                                         Insurance Company, Managed Dental Care
                                         of California and Managed Dental Guard,
                                         Inc.


Earl C. Harry           Treasurer        Treasurer, The Guardian Life Insurance
                                         Company of America 11/96-present.
                                         Assistant Treasurer prior thereto.
                                         Treasurer of Guardian Investor Services
                                         Corporation, Park Avenue Securities LLC
                                         and Guardian Asset Management
                                         Corporation.


Charles G. Fisher       Vice             Second Vice President and Actuary, The
                        President and    Guardian Life Insurance Company of America.
                        Actuary



--------------
45  PROSPECTUS                                                 OTHER INFORMATION
--------------

Name                    Title            Business History
--------------------------------------------------------------------------------------

Peter L. Hutchings      Director         Executive Vice President and Chief Financial
                                         Officer, The Guardian Life Insurance
                                         Company of America 5/87-present.
                                         Director of Guardian Investor Services
                                         Corporation and Guardian Asset
                                         Management Corporation. Manager of Park
                                         Avenue Securities LLC.


Frank J. Jones          Executive        Executive Vice President and Chief
                        Vice             Investment Officer, The Guardian Life
                        President,       Insurance Company of America. Director,
                        Chief            Guardian Investor Services Corporation,
                        Investment       Guardian Baillie Gifford Limited, Director
                        Officer and      and President, Guardian Asset Management
                        Director         Corporation. Manager of Park Avenue
                                         Securities LLC. Executive Vice
                                         President, GIAC Funds, Inc. Officer of
                                         various mutual funds within the
                                         Guardian Fund Complex.

Edward K. Kane          Executive        Executive Vice President, The Guardian Life
                        Vice             Insurance Company of America 1/97-present;
                        President and    Senior Vice President, and General
                        Director         Counsel prior thereto; Director 11/88 -
                                         present. Director, Guardian Asset
                                         Management Corporation.

Bruce C. Long           Director and     Senior Vice President, The Guardian Life
                        Executive        Insurance Company of America, 9/99 -
                        Vice             present; President, New England Annuities,
                        President,       2/94-6/99. President, Guardian Investor
                        Equity           Services Corporation
                        Products


Dennis J. Manning       Director         Executive Vice President and Chief Operating
                                         Officer, The Guardian Life Insurance
                                         Company of America 1/01-present;
                                         Executive Vice President, Individual
                                         Markets and Group Pensions
                                         1/99-present; Senior Vice President and
                                         Chief Marketing Officer prior thereto.
                                         General Agent, White Plains office
                                         4/96-8/96. Director and President,
                                         Healthsource Insurance Company.
                                         Director, Innovative Underwriters, Inc.
                                         and Guardian Trust Company.



--------------
46  PROSPECTUS                                                 OTHER INFORMATION
--------------

Name                    Title            Business History
--------------------------------------------------------------------------------------

Frank L. Pepe           Vice             Vice President and Controller, Equity
                        President and    Products, The Guardian Life Insurance
                        Controller       Company of America 1/96-present; Second
                                         Vice President and Controller, Equity
                                         Products prior thereto. Vice President
                                         and Controller of Guardian Investor
                                         Services Corporation. Vice President
                                         and Treasurer, GIAC Funds, Inc. Officer
                                         of various mutual funds within the
                                         Guardian Fund Complex.

Richard T. Potter, Jr.  Vice             Vice President and Equity Counsel, The
                        President and    Guardian Life Insurance Company of America
                        Counsel          1/96-present; Second Vice President and
                                         Equity Counsel prior thereto. Vice
                                         President and Counsel of Guardian
                                         Investor Services Corporation. Counsel
                                         of Guardian Asset Management
                                         Corporation, Park Avenue Securities LLC
                                         and various mutual funds within the
                                         Guardian Fund Complex.

Joseph D. Sargent       President,       President, Chief Executive Officer and
                        Chief            Director, The Guardian Life Insurance
                        Executive        Company of America 1/96-present; President
                        Officer and      prior thereto; Director 1/93-present.
                        Director         Chairman of the Board of Guardian Investor
                                         Services Corporation and Guardian Asset
                                         Management Corporation and various
                                         mutual funds within the Guardian Fund
                                         Complex. Director of Guardian Baillie
                                         Gifford Limited. Manager of Park Avenue
                                         Securities LLC.

No officer or director of GIAC receives any compensation from the Separate Account. No separately allocable compensation has been paid by GIAC, or any of its affiliates, to any person listed above for services rendered to the Separate Account.


                                                                  --------------
OTHER INFORMATION                                                 PROSPECTUS  47
                                                                  --------------

--------------------------------------------------------------------------------
     FINANCIAL STATEMENTS OF
     THE GUARDIAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

The Guardian Separate Account B

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                                           Investment Divisions
                                                         ----------------------------------------------------------
                                                                                                            Baillie
                                                             Guardian        Guardian       Guardian        Gifford
                                                                Stock            Bond           Cash  International
                                                         ------------    ------------   ------------  -------------
Assets:
  Shares owned in underlying fund--Note 1 .............      4,474,521      1,932,850      3,850,151        811,114
  Net asset value per share (NAV) .....................          37.21          11.75          10.00          16.24
                                                          ------------   ------------   ------------   ------------
    Total Assets (Shares x NAV) .......................   $166,496,929   $ 22,710,989   $ 38,501,513   $ 13,172,487

Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.        252,623         37,473        535,951         19,987
                                                          ------------   ------------   ------------   ------------
    Net Assets--Note 4 ................................   $166,244,306   $ 22,673,516   $ 37,965,562   $ 13,152,500
                                                          ============   ============   ============   ============

                                                                      Investment Divisions
                                                         --------------------------------------------
                                                                           Value Line
                                                                 Value      Strategic         Smith
                                                                  Line          Asset         Barney
                                                             Centurion     Management      Fund 2004
                                                          ------------   ------------   ------------
Assets:
  Shares owned in underlying fund--Note 1 .............      3,160,182      1,616,693      6,355,601
  Net asset value per share (NAV) .....................          27.25          23.62           0.83
                                                          ------------   ------------   ------------
    Total Assets (Shares x NAV) .......................   $ 86,114,951   $ 38,186,286   $  5,263,073

Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.        132,115         58,607         12,745
                                                          ------------   ------------   ------------
    Net Assets--Note 4 ................................   $ 85,982,836   $ 38,127,679   $  5,250,328
                                                          ============   ============   ============

STATEMENT OF OPERATIONS

Year Ended December 31, 2000

                                                                           Investment Divisions
                                                         ----------------------------------------------------------
                                                                                                              Baillie
                                                             Guardian        Guardian         Guardian        Gifford
                                                                Stock            Bond             Cash  International
                                                         ------------    ------------     ------------  -------------
Investment Income
  Income:
    Reinvested dividends ...............................  $    143,891    $  1,529,993    $  2,130,259   $         --
  Expenses--Note 3:
    Mortality and expense risk charges .................     1,066,953         126,605         189,303         76,370
                                                          ------------    ------------    ------------   ------------
  Net investment  income/(expense) .....................      (923,062)      1,403,388       1,940,956        (76,370)
                                                          ------------    ------------    ------------   ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..    13,238,501        (185,869)             --      1,113,296
    Reinvested realized gain distributions .............    31,659,049              --              --      3,335,468
                                                          ------------    ------------    ------------   ------------
  Net realized gain/(loss) on investments ..............    44,897,550        (185,869)             --      4,448,764
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................   (83,836,788)        964,632              --     (8,039,926)
                                                          ------------    ------------    ------------   ------------
Net realized and unrealized gain/(loss) from investments   (38,939,238)        778,763              --     (3,591,162)
                                                          ------------    ------------    ------------   ------------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................  $(39,862,300)   $  2,182,151    $  1,940,956   $ (3,667,532)
                                                          ============    ============    ============   ============

                                                                       Investment Divisions
                                                          --------------------------------------------
                                                                            Value Line
                                                                 Value       Strategic          Smith
                                                                  Line           Asset          Barney
                                                             Centurion      Management       Fund 2004
                                                          ------------    ------------    ------------
Investment Income
  Income:
    Reinvested dividends ...............................  $     72,143    $    826,131    $         --
  Expenses--Note 3:
    Mortality and expense risk charges .................       530,615         208,439          41,642
                                                          ------------    ------------    ------------
  Net investment  income/(expense) .....................      (458,472)        617,692         (41,642)
                                                          ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..     1,838,892       2,532,234         894,121
    Reinvested realized gain distributions .............    14,904,825       7,994,819              --
                                                          ------------    ------------    ------------
  Net realized gain/(loss) on investments ..............    16,743,717      10,527,053         894,121
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................   (29,763,768)    (10,573,078)       (260,910)
                                                          ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments   (13,020,051)        (46,025)        633,211
                                                          ------------    ------------    ------------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................  $(13,478,523)   $    571,667    $    591,569
                                                          ============    ============    ============

See notes to financial statements.


                                    48 & 49

The Guardian Separate Account B

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED

December 31, 1999 and 2000

                                                                                   Investment Divisions
                                                            ---------------------------------------------------------------
                                                                                                                    Baillie
                                                                Guardian         Guardian        Guardian           Gifford
                                                                   Stock             Bond            Cash     International
                                                            ------------     ------------    ------------     -------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) .....................   $    (111,911)   $   1,411,773    $   1,669,423    $      (9,944)
   Net realized gain/(loss) from sale of investments ...      22,183,995         (256,351)              --        1,151,356
   Reinvested realized gain distributions ..............      29,230,175           77,691               --        1,169,079
   Net change in unrealized appreciation/(depreciation)
     of investments ....................................         155,759       (1,629,504)              --        2,340,487
                                                           -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ...      51,458,018         (396,391)       1,669,423        4,650,978
                                                           -------------    -------------    -------------    -------------

1999 Policy Transaction
   Net policy purchase payments ........................              --               --          267,622               --
   Transfer of net policy loading--Note 3 ..............        (103,990)         (15,791)         (29,816)         (20,325)
   Transfer on account of death ........................      (1,196,094)        (350,798)        (449,356)        (120,752)
   Transfer on account of other terminations ...........      (9,105,387)        (754,310)      (4,512,680)        (772,439)
   Transfer of policy loans ............................      (2,110,202)        (341,959)      (1,157,597)        (517,997)
   Transfer of cost of insurance and policy fees--Note 3      (2,746,793)        (473,633)        (735,130)        (187,108)
   Transfer between investment divisions ...............     (11,532,555)         661,676        9,751,271         (457,889)
   Transfers--other ....................................         (30,251)          (1,772)          (1,136)          (1,664)
                                                           -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ....     (26,825,272)      (1,276,587)       3,133,178       (2,078,174)
                                                           -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ................      24,632,746       (1,672,978)       4,802,601        2,572,804
   Net Assets at December 31, 1998 .....................     191,914,975       27,704,488       35,338,675       13,840,586
                                                           -------------    -------------    -------------    -------------
   Net Assets at December 31, 1999 .....................   $ 216,547,721    $  26,031,510    $  40,141,276    $  16,413,390
                                                           =============    =============    =============    =============

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) .....................   $    (923,062)   $   1,403,388    $   1,940,956    $     (76,370)
   Net realized gain/(loss) from sale of investments ...      13,238,501         (185,869)              --        1,113,296
   Reinvested realized gain distributions ..............      31,659,049               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ....................................     (83,836,788)         964,632               --       (8,039,926)
                                                           -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ...     (39,862,300)       2,182,151        1,940,956       (3,667,532)
                                                           -------------    -------------    -------------    -------------

2000 Policy Transactions
   Net policy purchase payments ........................              --               --        2,092,439               --
   Transfer of net policy loading--Note 3 ..............         (93,559)         (10,393)         (20,732)         (14,120)
   Transfer on account of death ........................      (2,063,681)        (358,415)      (1,019,836)        (216,330)
   Transfer on account of other terminations ...........      (7,406,920)      (1,002,879)      (5,421,847)        (452,031)
   Transfer of policy loans ............................      (2,971,750)        (499,034)      (1,293,811)         (61,746)
   Transfer of cost of insurance and policy fees--Note 3      (3,355,640)        (426,676)        (621,503)        (247,509)
   Transfer between investment divisions ...............       5,424,841       (3,236,662)       2,172,512        1,402,627
   Transfers--other ....................................          25,594           (6,086)          (3,892)          (4,249)
                                                           -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ....     (10,441,115)      (5,540,145)      (4,116,670)         406,642
                                                           -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ................     (50,303,415)      (3,357,994)      (2,175,714)      (3,260,890)
   Net Assets at December 31, 1999 .....................     216,547,721       26,031,510       40,141,276       16,413,390
                                                           -------------    -------------    -------------    -------------
   Net Assets at December 31, 2000--Note 4 .............   $ 166,244,306    $  22,673,516    $  37,965,562    $  13,152,500
                                                           =============    =============    =============    =============

                                                                              Value Line
                                                                   Value        Strategic            Smith
                                                                    Line            Asset           Barney
                                                               Centurion       Management        Fund 2004
                                                            ------------     ------------     ------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) .....................   $    (232,679)   $     185,095    $     (50,577)
   Net realized gain/(loss) from sale of investments ...      15,731,879        2,521,955        1,063,843
   Reinvested realized gain distributions ..............       7,550,026        1,877,112               --
   Net change in unrealized appreciation/(depreciation)
     of investments ....................................       1,755,661        2,953,142       (1,328,857)
                                                           -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ...      24,804,887        7,537,304         (315,591)
                                                           -------------    -------------    -------------

1999 Policy Transaction
   Net policy purchase payments ........................              --               --               --
   Transfer of net policy loading--Note 3 ..............         (43,165)         (39,013)          (4,745)
   Transfer on account of death ........................        (686,549)         (50,278)         (64,978)
   Transfer on account of other terminations ...........      (4,538,650)      (1,683,601)        (259,934)
   Transfer of policy loans ............................      (1,283,944)        (614,180)         199,675
   Transfer of cost of insurance and policy fees--Note 3      (1,525,735)        (521,676)         (96,264)
   Transfer between investment divisions ...............          28,390        2,279,862         (730,755)
   Transfers--other ....................................         (64,893)          (4,485)           1,049
                                                           -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ....      (8,114,546)        (633,371)        (955,952)
                                                           -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ................      16,690,341        6,903,933       (1,271,543)
   Net Assets at December 31, 1998 .....................      97,330,511       32,172,857        7,274,837
                                                           -------------    -------------    -------------
   Net Assets at December 31, 1999 .....................   $ 114,020,852    $  39,076,790    $   6,003,294
                                                           =============    =============    =============

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) .....................   $    (458,472)   $     617,692    $     (41,642)
   Net realized gain/(loss) from sale of investments ...       1,838,892        2,532,234          894,121
   Reinvested realized gain distributions ..............       3,335,468       14,904,825        7,994,819
Net change in unrealized appreciation/(depreciation)
     of investments ....................................     (29,763,768)     (10,573,078)        (260,910)
                                                           -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ...     (13,478,523)         571,667          591,569
                                                           -------------    -------------    -------------

2000 Policy Transactions
   Net policy purchase payments ........................              --               --               --
   Transfer of net policy loading--Note 3 ..............         (23,461)         (26,994)          (4,651)
   Transfer on account of death ........................      (1,381,689)        (438,829)              --
   Transfer on account of other terminations ...........      (4,163,890)        (795,831)        (570,804)
   Transfer of policy loans ............................      (1,186,887)        (620,995)         (90,736)
   Transfer of cost of insurance and policy fees--Note 3      (1,649,783)        (642,858)         (76,472)
   Transfer between investment divisions ...............      (6,163,764)       1,002,014         (601,568)
   Transfers--other ....................................           9,981            2,715             (304)
                                                           -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ....     (14,559,493)      (1,520,778)      (1,344,535)
                                                           -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ................     (28,038,016)        (949,111)        (752,966)
   Net Assets at December 31, 1999 .....................     114,020,852       39,076,790        6,003,294
                                                           -------------    -------------    -------------
   Net Assets at December 31, 2000--Note 4 .............   $  85,982,836    $  38,127,679    $   5,250,328
                                                           =============    =============    =============

See notes to financial statements.


                                    50 & 51

--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS OF (December 31, 2000)
     THE GUARDIAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    The Guardian Separate Account B (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on November 16, 1984 and commenced operations on June 28, 1985. GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian), issues the single premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account as selected by the policyowner. The Account currently comprises seven investment divisions which invest in shares the shares of certain mutual funds and a unit investment trust. The policyowner can transfer his or her policy value among the seven investment divisions within the Account. However, a policyowner can only invest in up to four investment divisions at any time.

      Six of the investment divisions of the Account correspond to the following mutual funds in which the investment option invests: The Guardian Stock Fund
(GSF), The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Baillie Gifford International Fund (BGIF), Value Line Centurion Fund, Inc. and Value Line Strategic Asset Management Trust (collectively, the Funds and individually, a Fund). The Account's other investment division purchases units in The Smith Barney Fund of Stripped ("Zero") U.S. Treasury Securities, Series A-2004 Trust (the "Trust").

      GSF, GBF and GCF each has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. Fees earned by GISC on this agreement are .50% on the average daily net assets. BGIF has an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG on this agreement range from .80% to 1.00% on the average daily net assets.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

   The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds or Trust as of their close of business on the valuation date.

      (b) The market value of the investments in the Trust is determined by Standard & Poor's Corporation (the evaluator) on the basis of current offering bid prices for the securities, if available, current prices for comparable securities, the value of the securities as determined by appraisal, or any combination of the foregoing.

      (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   Under current tax law, no federal taxes are payable by GIAC with respect to the operations of the Account.


--------------
52  PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Separate Account B

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 3 -- ADMINISTRATIVE AND MORTALITY AND
          EXPENSE RISK CHARGES

      GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts from each policy a daily charge from the net assets of the Account which, on an annual basis, is equal to a rate of
 .50% of the policy account value. GIAC pays all transaction charges to Smith Barney, Inc. on the sale of Trust units to the Account and deducts a daily net asset charge against the assets of the Trust for reimbursement of these transaction charges. The asset charge is currently equivalent to an effective annual rate of .25% of the daily unit value of the Trust. For the year ended December 31, 2000 the amount of these charges was $2,239,927.

      Under the terms of the policy, GIAC deducts certain charges from the single premium which are known as "policy loading". The policy loading includes sales and administrative expenses, state premium taxes and a risk charge for the guaranteed minimum death benefit. The gross single premium paid by a policyowner is allocated to the Account on the policy date and becomes the policy's account value. Thereafter, policy loading is subtracted from a policy's account value in equal yearly installments at the beginning of the second through the eleventh policy years. For the years ended December 31, 2000 and December 31, 1999 these fees amounted to $193,910 and $256,845, respectively.

      In addition, GIAC deducts a monthly charge for the cost of life insurance, based on the account value of the policyowner's insurance in force, as compensation for the anticipated cost of paying death benefits. For the years ended December 31, 2000 and December 31, 1999, deductions for the cost of life insurance amounted to $7,020,441 and $6,286,339, respectively.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      Under current laws, GIAC may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

NOTE 4 -- NET ASSETS, DECEMBER 31, 2000

   At December 31, 2000, net Assets of the Account were as follows:

                                                                       Units          Accumulation          Total
                                                                     Outstanding       Unit Value         Unit Value
                                                                    ------------      -------------     ---------------
The Guardian Stock Fund                                               1,689,391         98.404873        $166,244,306
The Guardian Bond Fund, Inc.                                            715,082         31.707575          22,673,516
The Guardian Cash Fund, Inc.                                          1,796,464         21.317784          38,296,632
Baillie Gifford International Fund                                      534,115         24.624847          13,152,500
Value Line Centurion Fund, Inc.                                         976,321         88.068203          85,982,836
Value Line Strategic Asset Management Fund                              636,846         59.869543          38,127,679
Smith Barney Fund 2004                                                   90,323         58.128362           5,250,328
                                                                                                        -------------
Accumulation of Variable Life Insurance Policyholders' Accounts                                           369,727,797
Less:  Owned by GIAC                                                                                         (331,070)
                                                                                                        -------------
Total Net Assets                                                                                         $369,396,727
                                                                                                        =============

      The amount retained by GIAC in the Account comprises GIAC's unamortized policy loading (see Note 3).


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS  53
                                                                  --------------

The Guardian Separate Account B

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE
          CURRENT YEAR AND FOUR PRIOR YEARS

                                                                                    December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                         2000          1999           1998          1997           1996
---------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                $98.40        $121.19         $92.86        $77.86         $57.71
The Guardian Bond Fund, Inc.                            31.71          28.97          29.36         27.29          25.17
The Guardian Cash Fund, Inc.                            21.32          20.03          19.22         18.53          17.71
Baillie Gifford International Fund                      24.62          30.94          22.35         18.54          16.64
Value Line Centurion Fund, Inc.                         88.07         101.12          79.26         62.49          51.74
Value Line Strategic Asset Management Fund              59.87          59.02          47.71         37.62          32.69
Smith Barney Fund 2004                                  58.13          51.84          54.24         48.74          44.09


--------------
54  PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

--------------------------------------------------------------------------------
     REPORT OF INDEPENDENT ACCOUNTANTS
     OF THE GUARDIAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and the Policyowners of The Guardian Separate Account B:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian Bond, Guardian Cash, Baillie Gifford International, Value Line Centurion, Value Line Strategic Asset Management, and Smith Barney Fund 2004 investment divisions (constituting the Guardian Separate Account B) at December 31, 2000, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Guardian Insurance & Annuity Company, Inc., our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned at December 31, 2000 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 20, 2001


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS  55
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                 As of December 31,
                                                               ---------------------
                                                                    2000        1999
                                                               ---------   ---------
                                                                   (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $531.6 million; $572.7 million, respectively)   $   525.9   $   554.8
Affiliated mutual funds, at fair value (cost $69.3 million;
   $61.0 million, respectively) ............................        81.1        78.0
Policy loans ...............................................        86.1        80.1
Short-term investments .....................................          --         7.1
Other invested assets ......................................         0.5          --
                                                               ---------   ---------
Total invested assets ......................................       693.6       720.5
                                                               ---------   ---------
Cash and cash equivalents ..................................        68.3        63.6
Deferred acquisition costs .................................       422.7       357.5
Deferred software costs ....................................        32.1        11.6
Uncollected and unpaid premiums ............................         1.9         3.4
Amounts receivable from reinsurers .........................        58.1        46.5
Investment income due and accrued ..........................         9.5         9.9
Other assets ...............................................         6.0         5.1
Federal income taxes recoverable ...........................        11.9          --
Accounts receivable ........................................        36.0        37.5
Separate account assets ....................................    10,048.1    11,063.8
                                                               ---------   ---------
Total Assets ...............................................   $11,388.2   $12,319.4
                                                               =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..   $   541.5   $   547.9
Due to parent and mutual fund affiliates ...................        59.5        69.6
Current federal income taxes ...............................          --        18.2
Deferred federal income taxes ..............................       126.2       102.8
Accrued expenses and other liabilities .....................       127.7       110.0
Separate account liabilities ...............................     9,955.9    10,970.4
                                                               ---------   ---------
Total Liabilities ..........................................    10,810.8    11,818.9
                                                               ---------   ---------
Stockholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and oustanding ...................................         2.5         2.5
Additional paid-in capital .................................       136.9       136.9
Retained earnings ..........................................       431.7       347.9
Accumulated other comprehensive income .....................         6.3        13.2
                                                               ---------   ---------
Stockholder's equity .......................................       577.4       500.5
                                                               ---------   ---------
Total Liabilities & Stockholder's Equity ...................   $11,388.2   $12,319.4
                                                               =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                               (In millions)
Revenues:
Premiums ..........................................   $   10.5    $   12.0    $    9.1
Net investment income .............................       49.1        45.4        41.4
Realized capital (losses) gains on investments ....       (6.3)       (1.7)        2.1
Income from brokerage operations ..................       93.2        67.1        39.7
Administrative service fees .......................      255.3       217.1       173.6
Other income ......................................       22.2        17.5        24.0
                                                      --------    --------    --------
Total revenues ....................................      424.0       357.4       289.9
                                                      --------    --------    --------

Benefits and other deductions:
Policyholder benefits .............................       27.1        21.2        23.7
Amortization of deferred policy acquisition costs .       82.8        67.1        55.3
Amortization of deferred software costs ...........        8.1         1.8          --
Other operating costs and expenses ................      210.6       165.6       105.1
                                                      --------    --------    --------
Total benefits and other deductions ...............      328.6       255.7       184.1
                                                      --------    --------    --------

Income before income taxes ........................       95.4       101.7       105.8

Federal income taxes:
Current (benefit) expense .........................      (12.7)       12.1        24.4
Deferred expense ..................................       24.3        12.3        12.0
                                                      --------    --------    --------
Total federal income taxes ........................       11.6        24.4        36.4
                                                      --------    --------    --------

Net income ........................................       83.8        77.3        69.4

Other comprehensive income, net of income tax:
Change in unrealized investment (losses) gains ....       (6.9)       (6.2)        3.2
                                                      --------    --------    --------

Comprehensive income ..............................   $   76.9    $   71.1    $   72.6
                                                      ========    ========    ========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                                (In millions)
Common stock at par value, beginning of year ......   $    2.5    $    2.0    $    2.0
Increase in par value .............................         --         0.5          --
                                                      --------    --------    --------
Common stock at par value, end of year ............        2.5         2.5         2.0
                                                      --------    --------    --------

Capital in excess of par value, beginning of year .      136.9       137.4       137.4
(Decrease) in capital .............................         --        (0.5)         --
                                                      --------    --------    --------
Capital in excess of par value, end of year .......      136.9       136.9       137.4
                                                      --------    --------    --------

Retained earnings, beginning of year ..............      347.9       310.6       241.2
Net income ........................................       83.8        77.3        69.4
Dividends to parent ...............................         --       (40.0)         --
                                                      --------    --------    --------
Retained earnings, end of year ....................      431.7       347.9       310.6
                                                      --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .......       13.2        19.4        16.2
Change in unrealized investment (losses) gains,
   net of deferred taxes ..........................       (6.9)       (6.2)        3.2
                                                      --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year .............        6.3        13.2        19.4
                                                      --------    --------    --------

Total stockholder's equity, end of year ...........   $  577.4    $  500.5    $  469.4
                                                      ========    ========    ========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                   2000         1999         1998
                                                              ---------    ---------    ---------
                                                                         (In millions)
Operating activities
   Net income .............................................   $    83.8    $    77.3    $    69.4
Adjustments to reconcile net income to net
   cash provided by operating activities:
      Changes in
      Deferred policy acquisition costs ...................       (65.2)       (43.9)       (46.2)
      Deferred software costs .............................       (20.5)       (11.6)          --
      Uncollected premiums ................................         1.5         (1.3)         2.4
      Amounts receivable from reinsurers ..................       (11.6)        (4.0)       (13.4)
      Investment income due and accrued ...................         0.4         (0.5)        (0.5)
      Other assets ........................................        (0.9)        (1.8)         0.1
      Federal income taxes recoverable ....................       (11.9)          --           --
      Accounts receivable .................................         1.5        (15.3)         8.6
      Separate accounts, net ..............................        (1.2)       (16.5)       (14.8)
      Future policy benefits and policyholder liabilities .       (76.7)        20.9         21.9
      Payable to parent ...................................        16.6         10.7          5.7
      Federal income taxes:
        Current ...........................................       (18.2)        (7.6)         9.1
        Deferred ..........................................        23.4          4.0         14.1
      Accrued expenses and other liabilities ..............        17.7         62.5         (1.5)
      Realized losses(gains) on investments ...............         6.3          1.7         (2.1)
      Other, net ..........................................         1.8         (0.7)         1.0
                                                              ---------    ---------    ---------
        Net cash (used in) provided by operating activities       (53.2)        73.9         53.8
                                                              ---------    ---------    ---------

Investment activities
   Proceeds from investments sold
      Bonds ...............................................       352.5        142.2        280.9
      Other items, net ....................................         3.2           --           --
   Investments purchased
      Bonds ...............................................      (319.5)      (180.1)      (331.7)
      Affiliated mutual funds .............................       (21.9)       (24.6)        (3.3)
                                                              ---------    ---------    ---------
        Net cash provided by (used in) investing activities        14.3        (62.5)       (54.1)
                                                              ---------    ---------    ---------

Financing activities
   Additions to policyholder contract deposits ............       134.9        107.7         54.8
   Withdrawals from policyholder contract deposits ........       (64.6)       (60.7)       (64.4)
   Dividend to parent .....................................       (26.7)       (13.3)          --
                                                              ---------    ---------    ---------
        Net cash provided by (used in) by
          financing activities ............................        43.6         33.7         (9.6)
                                                              ---------    ---------    ---------
Increase (Decrease) in cash ...............................         4.7         45.1         (9.9)
Cash and cash equivalents, at beginning of year ...........        63.6         18.5         28.4
                                                              ---------    ---------    ---------
Cash and cash equivalents, at end of year .................   $    68.3    $    63.6    $    18.5
                                                              =========    =========    =========
Supplemental disclosure:
   Federal income taxes paid ..............................   $    19.9    $    19.7    $    15.4
                                                              =========    =========    =========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a consolidated company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      The Company files statutory basis financial statements with state insurance departments in all states in which the Company is licensed. On January 1, 2001, significant changes to the statutory basis of accounting will become effective. The cumulative effect of these changes, known as the Codification guidance, will be recorded as a direct adjustment to statutory surplus. The effect of adoption is expected to be minimal (unaudited). The adjustments primarily consist of the recording of a deferred tax asset and liability, and the reduction of a cost of collection liability. The Company expects that statutory surplus after the adoption will continue to be in excess of the regulatory risked-based capital requirements.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $40.2 million and $14.9 million of software costs being capitalized in 2000 and 1999 respectively. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary. For the trading stocks, the unrealized gains or losses are recorded in other income.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 -- INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2000 and 1999 are as follows:

                                                                    December 31, 2000
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $     31.2   $      0.6    $     (0.1)   $     31.7
Obligations of states and political subdivisions         16.1          0.3           2.9          19.3
Debt securities issued by foreign governments ..          4.6          0.1            --           4.7
Corporate debt securities ......................        479.7          5.2         (14.7)        470.2
                                                   ----------   ----------    ----------    ----------
  Subtotal .....................................        531.6          6.2         (11.9)        525.9
Affiliated mutual funds ........................         69.3         12.8          (1.0)         81.1
                                                   ----------   ----------    ----------    ----------
                                                   $    600.9   $     19.0    $    (12.9)   $    607.0
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 1999
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $    24.5   $      0.2    $     (0.7)   $    24.0
Obligations of states and political subdivisions        30.7          0.1          (0.5)        30.3
Debt securities issued by foreign governments ..         3.8           --          (0.1)         3.7
Corporate debt securities ......................       513.7          0.5         (17.4)       496.8
                                                   ---------   ----------    ----------    ---------
  Subtotal .....................................       572.7          0.8         (18.7)       554.8
Affiliated mutual funds ........................        61.0         17.2          (0.2)        78.0
                                                   ---------   ----------    ----------    ---------
                                                   $   633.7   $     18.0    $    (18.9)   $   632.8
                                                   =========   ==========    ==========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The amortized cost and estimated market value of bonds as of December 31, 2000 and 1999 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                  As of December 31, 2000
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     45.0     $     45.0
Due after one year through five years ........................        299.4          296.2
Due after five years through ten years .......................         75.6           76.3
Due after ten years ..........................................         32.7           29.2
Sinking fund bonds (incl. collateralized mortgage obligations)         78.9           79.2
                                                                 ----------     ----------
                                                                 $    531.6     $    525.9
                                                                 ==========     ==========

                                                                  As of December 31, 1999
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     61.4     $     61.2
Due after one year through five years ........................        296.4          290.0
Due after five years through ten years .......................        100.1           95.5
Due after ten years ..........................................         51.7           46.7
Sinking fund bonds (incl. collateralized mortgage obligations)         63.1           61.4
                                                                 ----------     ----------
                                                                 $    572.7     $    554.8
                                                                 ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Fixed maturities ........................     $    36.7    $    37.2    $    33.9
Affiliated mutual funds .................           6.1          2.9          2.8
Policy loans ............................           4.1          3.7          3.5
Short-term investments ..................           3.8          2.9          2.3
                                              ---------    ---------    ---------
                                                   50.7         46.7         42.5
Less:  Investment expenses ..............           1.6          1.3          1.1
                                              ---------    ---------    ---------
Net investment income ...................     $    49.1    $    45.4    $    41.4
                                              =========    =========    =========

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2000, 1999 and 1998 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Realized gains from dispositions:
  Bonds .................................     $     1.4    $     0.6    $     2.2
  Separate account seed .................            --          0.9
Realized losses from dispositions:
  Bonds .................................          (7.4)        (3.1)        (0.1)
  Affiliated mutual funds ...............          (0.2)        (0.1)          --
  Foreign exchange ......................          (0.1)          --           --
                                              ---------    ---------    ---------
Realized (losses) gains .................     $    (6.3)   $    (1.7)   $     2.1
                                              =========    =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                        As of December 31,
                                                           (In millions)
                                                   ----------------------------
                                                      2000      1999       1998
                                                   -------   -------    -------
Balance, beginning of year .....................   $  13.2   $  19.4    $  16.2
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ......................................       7.6     (20.4)       2.6
    Affiliated mutual funds ....................      (2.4)      9.1       (1.8)
    Separate account seed ......................     (12.4)      5.1        2.4
    Other ......................................       0.3        --         --
                                                   -------   -------    -------
Balance, end of year ...........................   $   6.3   $  13.2    $  19.4
                                                   =======   =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2000, 1999 and 1998, the change in unrealized gains and losses before tax was $(8.2), $(12.9) and $7.4 and after tax was $(6.9), $(6.2) and $3.2, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ----------------------------------
                                                       2000         1999        1998
                                                  ---------    ---------   ---------
Unrealized holding (losses) gains .............   $   (11.3)   $   (14.5)  $     5.7
Less: Reclassification adjustments ............        (3.1)        (1.6)       (1.7)
                                                  ---------    ---------   ---------
Change in unrealized holding (losses) gains ...   $    (8.2)   $   (12.9)  $     7.4
                                                  =========    =========   =========

      Special Deposit assets of $3.9 million, $3.7 million and $4.1 million at December 31, 2000, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                       ------------------------
                                                            2000           1999
                                                       ---------      ---------
Balance, beginning of year .....................       $   357.5      $   313.6
Capitalization of deferrable expenses ..........           131.7           93.8
Amortization of recoverable DAC balances .......           (82.8)         (67.1)
Interest on DAC ................................            28.1           21.7
Retrospectively applied adjustments ............           (11.8)          (4.5)
                                                       ---------      ---------
Balance, end of year ...........................       $   422.7      $   357.5
                                                       =========      =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                     ---------------------------
                                                            2000            1999
                                                     -----------     -----------
Future Policy Benefits
   General Account
     Life insurance ..........................       $      25.1     $      37.8
     Annuities ...............................              37.8            37.1
                                                     -----------     -----------
     Future Policy Benefits ..................              62.9            74.9
                                                     -----------     -----------

Policyholders' Account Balances
   General Account
     Individual annuities ....................             330.8           319.6
     Group annuities .........................              64.1            72.6
     Variable Life ...........................              83.7            76.6
     Interest-sensitive life contracts .......                --             4.2
   Separate Account
     Individual annuities ....................           6,265.9         7,300.0
     Group annuities .........................           3,117.6         3,033.2
     Variable Life ...........................             572.4           637.2
                                                     -----------     -----------
     Policyholders' Account Balances .........          10,434.5        11,443.4
                                                     -----------     -----------
Total Policyholder Liabilities ...............       $  10,497.4     $  11,518.3
                                                     ===========     ===========
Total General Account Liabilities ............       $     541.5     $     547.9
                                                     ===========     ===========
Total Separate Account Liabilities ...........       $   9,955.9     $  10,970.4
                                                     ===========     ===========

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                    Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance             General rates guaranteed         4.00%             Net level premium based on
                           in calculating cash                                non-forfeiture interest rates.
                           surrender values.

Individual deferred and    SA, 1971, 1983a, A2000           4.75%             Present value of expected
immediate annuities.       Mortality Tables with certain                      expected future payments
                           certain modifications                              based on historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      Certain contract provisions that determine the policyholder account balances are as follows:

                                       Fixed
       Product                     Interest Rates             Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------
Individual annuities                5.25% to 5.50%      Declining to zero over 7 years.

Group annuities                     Various             Contractually agreed upon rates, declining
                                                        to zero over a maximum of 9 years.

Variable - PAL                      No guarantee        Declining to zero over 12 years.
Variable - VUL                      No guarantee        Declining to zero over 15 years.
Variable - Millennium VUL/SVUL      No guarantee        Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the year ended December 31,
                                                         (In millions)
                                               -------------------------------
                                                    2000       1999      1998
                                               ---------    -------   -------
Federal income tax (benefit) expense:
  Current ..................................   $   (12.7)   $  12.1   $  24.4
  Deferred .................................        24.3       12.3      12.0
                                               ---------    -------   -------
Total ......................................   $    11.6    $  24.4   $  36.4
                                               =========    =======   =======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ---------------------------------
                                                       2000        1999        1998
                                                  ---------   ---------   ---------
Expected taxes on pre-tax income ..............   $    33.4   $    35.6   $    37.5
Permanent adjustments:
  Dividends received deduction on
    separate accounts .........................       (25.1)      (13.1)         --
  Reserve on overpayment of 1999 taxes in 2000          2.7         1.3          --
  True-up of tax basis reserves ...............        (0.6)        1.3          --
  State and local taxes .......................          --          --        (0.5)
  Foreign tax credit ..........................        (0.3)       (0.3)       (0.3)
  Other .......................................         1.5        (0.4)       (0.3)
                                                  ---------   ---------   ---------
Total tax expense .............................   $    11.6   $    24.4   $    36.4
                                                  =========   =========   =========

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2000 and 1999, are as follows:

                                                          As of December 31,
                                                            (In millions)
                                                      -------------------------
                                                         2000            1999
                                                      ---------       ---------
Deferred tax assets:
Other liabilities ...........................         $    25.8       $    19.5
DAC Proxy ...................................              14.4            13.7
Amounts receivable from reinsurer ...........               0.3             0.3
Investments .................................               0.4              --
Other .......................................               3.9             3.9
                                                      ---------       ---------
Total deferred tax assets ...................              44.8            37.4
                                                      ---------       ---------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

                                                           As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2000            1999
                                                       ---------       ---------
Deferred tax liabilities:
Deferred acquisition costs .....................           147.9           125.1
Capitalized software costs .....................            11.7             4.1
Reserves .......................................            11.4             7.7
Investments ....................................              --             3.3

Total deferred tax liabilities .................           171.0           140.2
                                                       ---------       ---------
Net deferred tax liability .....................       $   126.2       $   102.8
                                                       =========       =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million and $0.9 million of assumed premiums at December 31, 1999 and 1998, and $104.9 million, $83.1 million and $65.2 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

      During the year the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During the year the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999 are as follows (in millions):

                                               As of December 31, 2000      As of December 31, 1999
                                              ------------------------      ------------------------
                                              Carrying       Estimated      Carrying       Estimated
                                               Amount       Fair Value       Amount       Fair Value
                                              --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale                     $   525.9      $   525.9      $   554.8     $   554.8
Affiliated mutual funds                            81.1           81.1           78.0          78.0
Policy loans                                       86.1           86.1           80.1          80.1
Short-term investments                               --             --            7.1           7.1
Cash and cash equivalents                          68.3           68.3           63.6          63.6

Financial liabilities:
Other than trading:
Policyholders' liabilities                         62.9           62.9           74.9          74.9
Policyholders' account balances                10,434.5       10,434.5       11,443.4      11,443.4

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $192.8 million in 2000, $141.0 million in 1999 and $100.8 million in 1998, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2000 and 1999 are as follows (in millions):

                                                               2000         1999
                                                         ----------   ----------
The Guardian Stock Fund .............................    $  3,156.6   $  4,153.9
The Guardian VC 500 Index Fund ......................           8.3          1.8
The Guardian VC Allocation Fund .....................          10.8          0.8
The Guardian High Yield Bond Fund ...................           2.7          0.2
The Guardian Bond Fund ..............................         293.6        320.0
The Guardian Cash Fund ..............................         423.0        484.1
The Baillie Gifford International Fund ..............         465.7        662.3
The Baillie Gifford Emerging Markets Fund ...........          38.7         64.6
The Guardian Small Cap Stock Fund ...................         148.9        130.6
The Guardian Park Avenue Fund .......................         499.7        621.3
The Guardian Park Avenue Small Cap Fund .............          52.5         22.8
The Guardian Asset Allocation Fund ..................          49.7         46.0
The Guardian Baillie Gifford International Fund .....          13.8         15.5
The Guardian Baillie Gifford Emerging Markets Fund ..           8.9          6.8
The Guardian Investment Quality Bond Fund ...........          14.9         12.7
The Guardian High Yield Bond Fund ...................           2.1          0.8
The Guardian Cash Management Fund ...................         181.8        126.4
                                                         ----------   ----------
                                                         $  5,371.7   $  6,670.6
                                                         ==========   ==========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2000 and 1999 are as follows (in millions):

                                                                2000        1999
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.4         2.5
The Guardian Small Cap Stock Fund ....................          34.0        35.2
The Guardian Asset Allocation Fund ...................           2.8         2.8
The Guardian Baillie Gifford International Fund ......           2.1         2.9
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.5
The Guardian Investment Quality Bond Fund ............           1.8         1.6
The Guardian High Yield Bond Fund ....................           1.5         1.6
The Guardian Cash Management Fund ....................          35.2        29.8
                                                           ---------   ---------
                                                           $    81.1   $    78.0
                                                           =========   =========

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                     2000       1999       1998
                                                ---------  ---------  ---------
Consolidated GAAP net income .................  $    83.8  $    77.3  $    69.4
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .......        8.9        3.3       (4.5)
  Change in deferred policy acquisition costs.      (65.2)     (45.2)     (43.2)
  Change in deferred software costs ..........      (16.1)      (8.8)        --
  Deferred premiums ..........................       (0.1)       0.3        1.5
  Re-estimation of future policy benefits ....       11.1       13.1        9.7
  Reinsurance ................................       (4.0)      (3.8)      (4.1)
  Deferred federal income tax expense ........       23.2       11.2       11.9
  Amortization of interest maintenance reserve       (0.3)       0.4        0.3
  Transfer to interest maintenance reserve ...        1.6        2.4       (1.4)
  Permanent impairment of bonds ..............        3.0         --         --
  Other, net .................................        4.6        2.8        0.9
                                                ---------  ---------  ---------
Statutory net income .........................  $    50.5  $    53.0  $    40.5
                                                =========  =========  =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                        As of December 31,
                                                          (In millions)
                                                  ------------------------------
                                                     2000       1999       1998
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .........  $ 577.4    $ 500.5    $ 469.4
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ............   (422.7)    (357.5)    (313.6)
  Deffered software costs ......................    (32.1)     (11.6)        --
  Elimination of asset valuation reserve .......    (21.7)     (42.7)     (29.6)
  Re-estimation of future policy benefits ......    (60.1)     (53.4)     (46.9)
  Establishment of deferred income tax liability    126.2      102.8       98.8
  Unrealized gains on investments ..............      6.5       19.8      (11.7)
  Other liabilities ............................     85.6       66.7       48.1
  Deferred premiums ............................      8.1        8.2        7.8
  Other, net ...................................      8.4        5.4        5.1

Statutory capital and surplus ..................  $ 275.6    $ 238.2    $ 227.4
                                                  =======    =======    =======

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholders' equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ PricewaterhouseCoopers LLP


February 15, 2001



--------------------------------------------------------------------------------
         APPENDIX A: ILLUSTRATIONS OF DEATH BENEFITS
         AND CASH VALUES
--------------------------------------------------------------------------------

      The following tables illustrate the way in which death benefits and cash values under the Policy change with the investment experience of the Account's investment divisions. The tables are based on the following additional assumptions:

      1. The illustration on page A-2 is for a Policy issued to a male age 5 in the standard underwriting class with a single premium of $5,000 and a Guaranteed Insurance Amount of $46,116.

      2. The illustration on page A-3 is for a Policy issued to a male age 25 in the standard underwriting class with a single premium of $20,000 and a Guaranteed Insurance Amount of $98,848.

      3. The illustration on page A-4 is for a Policy issued to a male age 40 in the standard underwriting class with a single premium of $25,000 and a Guaranteed Insurance Amount of $76,470.

      4. The illustration on page A-5 is for a Policy issued to a female age 55 in the standard underwriting class with a single premium of $50,000 and a Guaranteed Insurance Amount of $113,608.

      The tables show how the death benefit and cash value for each illustration may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The death benefit and cash value for a Policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages during individual Policy months or years. Death benefits and cash values would also differ if loans were outstanding at any time during the periods illustrated.

      The amounts illustrated in the tables for the death benefit and cash value are calculated as of the end of each Policy year. These amounts take into account the deductions made from the single premium and the cost of life insurance and reflect a daily charge assessed against the Account for mortality and expense risks equivalent to an effective annual charge of .50%. (See Charges under the policy.) These amounts also take into account the current mortality adjustment factors and assume their current level throughout the periods illustrated. (This adjustment, however, is subject to increase or decrease after the first Policy year, as more fully described under Underwriting.) The illustrations assume that the Policy's account value is allocated equally among the seven investment divisions of the Account and that Policyowners are not limited to selecting four or fewer investment options. The illustrated amounts also reflect (i) the average of the investment advisory fees charged against the Funds (equivalent to an annual rate of 0.55% of the average daily net assets) and the average of the operating expenses expected to be incurred by the Funds (at an annual rate of 0.19% of the average daily net assets) and (ii) the average daily asset charge against the Trust (currently equivalent to an effective annual rate of 0.25%). (This latter charge, however, may be increased or decreased in the future but in no event will it exceed an annual effective rate of 0.50%.) Based on the average of these investment division fees, expenses and charges, the amounts illustrated herein reflect an aggregate deduction of 0.65% each Policy year.

      The illustrated gross annual investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -1.15%, 4.85% and 10.85%, respectively, after deduction of the charges mentioned above.

      The hypothetical returns shown in the tables do not reflect any charges for federal income taxes against the Account, since GIAC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits and cash values illustrated (see Possible Charge for GIAC Income Taxes).

      The second column of each table shows the amount which would accumulate if an amount equal to the single premium were invested to earn interest (after taxes) at 5% compounded annually.

      GIAC will furnish upon request a comparable illustration reflecting the proposed insured's age, face amount and premium amount requested. The illustration will assume that the proposed insured is classified either preferred or standard.


                                                                  --------------
APPENDIX A                                                        PROSPECTUS A-1
                                                                  --------------

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 5

         $5,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $46,116

                      Value of                   DEATH BENEFIT*                                CASH VALUE*
         End           Premium        -------------------------------------       ------------------------------------
          of       Accumulated           Assuming Hypothetical Gross (after         Assuming Hypothetical Gross (after
      Policy       at Interest           tax) Annual Investment Return of           tax) Annual Investment Return of
        Year    of 5% Per Year             0%**           6%           12%               0%          6%            12%
      ------    --------------        --------     --------      --------         --------     --------      --------
           1           $ 5,250         $46,116      $46,739      $ 49,707           $4,393      $ 4,691    $    4,989
           2             5,513          46,116       47,337        53,464            4,305        4,904         5,539
           3             5,788          46,116       47,909        57,402            4,222        5,127         6,143
           4             6,078          46,116       48,458        61,536            4,143        5,360         6,807
           5             6,381          46,116       48,984        65,882            4,068        5,602         7,534
           6             6,700          46,116       49,489        70,458            3,996        5,854         8,334
           7             7,036          46,116       49,975        75,282            3,925        6,113         9,209
           8             7,387          46,116       50,443        80,375            3,855        6,378        10,163
           9             7,757          46,116       50,893        85,757            3,784        6,648        11,202
          10             8,144          46,116       51,328        91,450            3,712        6,921        12,331
          15            10,395          46,116       53,461       125,836            3,339        8,361        19,681
          20            13,266          46,116       55,684       173,151            3,008       10,115        31,453
          25            16,932          46,116       57,998       238,241            2,740       12,373        50,826
          30            21,610          46,116       60,409       327,793            2,508       15,207        82,515
          60            93,396          46,116       77,133     2,225,196            1,307       46,512     1,341,815

 * Assumes no Policy loan has been made.
** The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------
A-2 PROSPECTUS                                                        APPENDIX A
--------------

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 25

        $20,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $98,848

                      Value of                   DEATH BENEFIT*                                CASH VALUE*
         End           Premium         ------------------------------------        -----------------------------------
          of       Accumulated           Assuming Hypothetical Gross (after         Assuming Hypothetical Gross (after
      Policy       at Interest           tax) Annual Investment Return of           tax) Annual Investment Return of
        Year    of 5% Per Year             0%**           6%           12%               0%          6%            12%
      ------    --------------         --------     --------      --------         --------     --------      --------
           1          $ 21,000          $98,848     $100,184     $ 106,542          $17,587      $18,778      $ 19,970
           2            22,050           98,848      101,462       114,592           17,235       19,634        22,175
           3            23,153           98,848      102,688       123,029           16,899       20,522        24,587
           4            24,310           98,848      103,863       131,887           16,577       21,443        27,229
           5            25,526           98,848      104,990       141,200           16,267       22,399        30,124
           6            26,802           98,848      106,073       151,007           15,967       23,388        33,296
           7            28,142           98,848      107,114       161,347           15,677       24,411        36,771
           8            29,549           98,848      108,115       172,261           15,395       25,470        40,581
           9            31,027           98,848      109,081       183,795           15,121       26,563        44,758
          10            32,578           98,848      110,012       195,995           14,854       27,693        49,338
          15            41,579           98,848      114,584       269,668           13,574       33,985        79,981
          20            53,066           98,848      119,347       371,047           12,335       41,472       128,935
          25            67,727           98,848      124,308       510,555           11,134       50,270       206,469
          30            86,439           98,848      129,476       702,546            9,973       60,471       328,117
          40           140,800           98,848      140,470     1,330,494            7,744       84,705       802,301

*     Assumes no Policy loan has been made.
**    The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                                  --------------
APPENDIX A                                                        PROSPECTUS A-3
                                                                  --------------

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 40

        $25,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $76,470

                      Value of                   DEATH BENEFIT*                                CASH VALUE*
         End           Premium         ------------------------------------        ------------------------------------
          of       Accumulated            Assuming Hypothetical Gross (after         Assuming Hypothetical Gross (after
      Policy       at Interest           tax) Annual Investment Return of           tax) Annual Investment Return of
        Year    of 5% Per Year             0%**           6%           12%               0%          6%            12%
      ------    --------------         --------     --------      --------         --------     --------      --------
           1           $26,250          $76,470      $77,461      $ 82,329          $22,236      $23,726      $ 25,217
           2            27,563           76,470       78,414        88,468           21,796       24,798        27,977
           3            28,941           76,470       79,330        94,914           21,361       25,894        30,981
           4            30,388           76,470       80,212       101,691           20,932       27,018        34,253
           5            31,907           76,470       81,061       108,826           20,508       28,168        37,816
           6            33,502           76,470       81,881       116,349           20,089       29,344        41,696
           7            35,178           76,470       82,672       124,290           19,676       30,548        45,926
           8            36,936           76,470       83,436       132,680           19,269       31,780        50,536
           9            38,783           76,470       84,176       141,553           18,869       33,041        55,564
          10            40,722           76,470       84,892       150,946           18,473       34,330        61,043
          15            51,973           76,470       88,421       207,709           16,547       41,296        97,008
          20            66,332           76,470       92,098       285,832           14,663       49,148       152,534
          25            84,659           76,470       95,929       393,362           12,849       57,846       237,201

*     Assumes no Policy loan has been made.
**    The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------
A-4 PROSPECTUS                                                        APPENDIX A
--------------

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 55

        $50,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $113,608

                      Value of                   DEATH BENEFIT*                                CASH VALUE*
         End           Premium         -------------------------------------       ------------------------------------
          of       Accumulated            Assuming Hypothetical Gross (after         Assuming Hypothetical Gross (after
      Policy       at Interest           tax) Annual Investment Return of           tax) Annual Investment Return of
        Year    of 5% Per Year             0%**           6%           12%               0%          6%            12%
      ------    --------------         --------     --------      --------         --------     --------      --------
           1          $ 52,500         $113,608     $115,048      $122,240          $44,584     $ 47,556      $ 50,529
           2            55,125          113,608      116,436       131,299           43,562       49,531        55,853
           3            57,881          113,608      117,775       140,818           42,564       51,553        61,640
           4            60,775          113,608      119,066       150,835           41,592       53,630        67,939
           5            63,814          113,608      120,313       161,391           40,645       55,760        74,798
           6            67,005          113,608      121,519       172,526           39,722       57,946        82,269
           7            70,355          113,608      122,685       184,285           38,818       60,185        90,403
           8            73,873          113,608      123,814       196,715           37,931       62,469        99,251
           9            77,566          113,608      124,909       209,867           37,053       64,790       108,858
          10            81,445          113,608      125,970       223,793           36,182       67,142       119,282
          15           103,946          113,608      131,209       307,971           31,958       79,649       186,951
          20           132,665          113,608      136,666       423,834           27,961       93,601       290,280
          25           169,318          113,608      142,352       583,344           24,006      107,944       442,344

* Assumes no Policy loan has been made.
** The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                                  --------------
APPENDIX A                                                        PROSPECTUS A-5
                                                                  --------------

                                     PART II

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

      Under Article VIII of GIAC's By-Laws, as supplemented by Section 3.2 of GIAC's Certificate of Incorporation, any past or present director or officer of GIAC (including persons who serve at GIAC's request or for its benefit as directors or officers of another corporation, or as its representative in a partnership, joint venture, trust or other enterprise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by such Covered Person in connection with any action, suit or proceeding to which such Covered Person may be a party or otherwise involved by reason of being or having been a Covered Person. However, this provision does not protect a Covered Person against any liability to either GIAC or its stockholder to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office. This provision does protect a director of GIAC against any liability to GIAC or its stockholder for monetary damages or for breach of fiduciary duty as a director of GIAC, except for liability (i) for any breach of the director's duty of loyalty to GIAC or its stockholder, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                     REPRESENTATION PURSUANT TO SECTION 26

      The Guardian Insurance & Annuity Company, Inc. hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Guardian Insurance & Annuity Company, Inc.


                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and documents:
      The facing sheet.

      Cross-reference to items required by Form N-8B-2.


      The prospectus consisting of 76 pages.


      The undertaking to file reports.

      The undertaking pursuant to Rule 484.

      The Representation pursuant to Section 26 of The Investment Company Act of 1940.

      The signatures.

      Written opinions and/or consents of the following persons:

         Richard T. Potter, Jr., Esq.
         Charles G. Fisher, F.S.A.

         PricewaterhouseCoopers LLP

     The following exhibits:

     1.A    (1)   Resolution of the Board of Directors of The Guardian Insurance
                  & Annuity Company, Inc. establishing The Guardian Separate
                  Account B.(1)
            (2)   Not Applicable.
            (3)   Distribution Contracts:
                  (a)   Distribution and Service Agreement between The Guardian
                        Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation.(5)
                  (b)   (i)   Form of Sales Operations and General Agent
                              Agreement.(2)

                        (ii) Form of Broker-Dealer Supervisory and Service Agreement.(9)

                        (iii) Form of Registered Representative's Agreement.(2)
                  (c)   Schedule of Sales Commissions.(2)
            (4)   Not Applicable.
            (5) Specimen of Single Premium Variable Life Insurance Policy (Form 89-SPVL).(6)
            (6)   (a)   Certificate of Incorporation of The Guardian Insurance &
                        Annuity Company, Inc.(6)

                  (b)   By-laws of The Guardian Insurance & Annuity Company,
                        Inc.(9)

            (7)   Not Applicable.

            (8) Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(8)

            (9)   (a)   Agreement Regarding Operation of the Shearson Lehman
                        Brothers Fund of Stripped ("Zero") U.S. Treasury
                        Securities.(2)

                  (b) Reinsurance Agreements between The Guardian Insurance & Annuity Company, Inc. and each of the following entities:
                        (i)   The Guardian Life Insurance Company of America.(3)
                        (ii)  The Lincoln National Life Insurance Company.(3)
                        (iii) General Reassurance Corporation.(3)
            (10) Application Form for Single Premium Variable Life Insurance Policy.(5)
            (11) Memorandum on the Policy Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustment upon Exchange of the Policy [Pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-2(b)(13)(v)(B)].(4)
      2.    See Exhibit 1.A(5).
      3.A.  Opinion and Consent of Richard T. Potter, Jr., Esq.(7)
        B.  Consent of Richard T. Potter, Jr., Esq.
      4.    None.
      5.    Not Applicable.
      6.    Opinion and Consent of Charles G. Fisher, F.S.A.

      7.    Consent of PricewaterhouseCoopers LLP.

      8. Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.

----------------
(1) Incorporated by reference to the Registration Statement on Form S-6 filed by Registrant on May 15, 1985 (Reg. No. 2-97765).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by Registrant on September 13, 1985 (Reg. No. 2-97765).
(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by Registrant on April 28, 1987 (Reg. No. 2-97765).
(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed by Registrant on July 14, 1989 (Reg. No. 2-97765).
(5) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed by Registrant on May 1, 1989 (Reg. No. 2-97765).
(6) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed by Registrant on March 1, 1991 (Reg. No. 2-97765).

(7) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 filed by Registrant on April 27, 1992 (Reg. No. 2-97765).

(8) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed by Registrant on March 2, 1995 (Reg. No. 2-97765).

(9) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form S-6 filed by Registrant on April 30, 1998 (Reg. No. 2-97765).

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account B, certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of April, 2001.



                              THE GUARDIAN SEPARATE ACCOUNT B
                                    (Registrant)

                              THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                   (Depositor)

                              By   /s/ Richard T. Potter, Jr.
                                 ------------------------------
                                       RICHARD T. POTTER, JR.
                                    VICE PRESIDENT AND COUNSEL

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the dates indicated.

                      JOSEPH D. SARGENT*           President, Chief Executive
                       Joseph D. Sargent           Officer and Director
                 Principal Executive Officer

                       FRANK J. JONES*             Executive Vice
                        Frank J. Jones             President, Chief Investment
                  Principal Financial Officer      Officer and Director

                        FRANK L. PEPE              Vice President and Controller
                         Frank L. Pepe
                 Principal Accounting Officer

                        BRUCE C. LONG*             Executive Vice President,
                        Bruce C. Long              Equity Products and Director

                        EDWARD K. KANE*            Executive Vice President and
                        Edward K. Kane             Director


                       ARMAND M. de PALO*          Director
                       Armand M. de Palo

                      DENNIS J. MANNING*           Director
                      Dennis J. Manning




                      PETER L. HUTCHINGS*
                       Peter L. Hutchings          Director




         *By:    /s/ RICHARD T. POTTER, JR.        Date: April 25, 2001
                -------------------------------
                     Richard T. Potter, Jr.
                   Vice President and Counsel
                Pursuant to a Power of Attorney

                         THE GUARDIAN SEPARATE ACCOUNT B

                                  EXHIBIT INDEX

         Exhibit
         Number                    Description
         ------                    -----------

         3(B)       Consent of Richard T. Potter, Jr., Esq.

         6          Opinion and Consent of Charles G. Fisher, F.S.A.

         7          Consent of PricewaterhouseCoopers LLP
         8          Powers of Attorney